UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:  811‑23801
Bitwise Funds Trust
(Exact name of registrant as specified in charter)
250 Montgomery Street, Suite 200
San Francisco, California 94101
(Address of principal executive offices) (Zip code)
Delaware Trust Company
251 Little Falls Drive
Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)
Copies of Communications to
Richard J. Coyle, Esq.
Chapman and Cutler, LLP
320 South Canal Street
Chicago, Illinois 60606
Johanna Collins-Wood, Esq.
Bitwise Asset Management, Inc.
250 Montgomery Street, Suite 200
San Francisco, CA 94104
Registrant’s telephone number, including area code:  (415) 707‑3663
Date of fiscal year end:  December 31
Date of reporting period:  December 31, 2025
Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Bitwise Bitcoin Standard Corporations ETF

OWNB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise Bitcoin Standard Corporations ETF for the period of March 10, 2025 to December 31, 2025. You can find additional information about the Fund at www.ownbetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Bitcoin Standard Corporations	$64(a)	0.85%(b)
ETF

(a)	The Fund began accruing expenses on March 11, 2025. Expense for a full reporting period would be higher than the amount shown.

(b)	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on March 10, 2025 through December 31, 2025, OWNB returned ‑12.9%, compared to +23.2% for the S&P 500. The Fund’s performance was defined by a dramatic mid‑year inflection point. After a meteoric rise that saw the fund outperform the S&P 500 through mid October, a massive Q4 liquidation event erased the year’s gains. Portfolio constituents ranged in performance between ‑92.7% and +379.2%. The portfolio’s strongest performers included Cipher Mining (+379.2%), Hut 8 (300.2%), and GD Culture Group (+134.1%).

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	Since Inception 03/10/25
Bitwise Bitcoin Standard Corporations ETF	-12.90%
S&P 500 Index	23.18%
Bitwise Bitcoin Standard Corporations Index	-14.75%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$24,859,094
Total advisory fees paid	$171,199
Total number of portfolio holdings	37
Period portfolio turnover rate	101%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	54.0%
Financials	16.8%
Consumer Discretionary	14.4%
Communication Services	10.7%
Health Care	4.1%
Money Market Funds	0.0%
Other Assets in Excess of Liabilities	0.0%†
Total	100.0%
† Less than 0.05%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Web3 ETF BWEB | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise Web3 ETF for the year of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bwebetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Web3 ETF	$97	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on October 3, 2022 through December 31, 2025, BWEB returned +182.9%, compared to +95.1% for the S&P 500. The Fund’s significant outperformance was driven primarily by its exposure to technology and crypto-related equities, specifically companies that benefited from the surge in demand for semiconductors and those with platform dominance in digital infrastructure. Portfolio constituents ranged in performance between ‑18.95% and +1,392.4%. The portfolio’s strongest performers included Nvidia (+1,392.4%), Applied Digital (+1,317.4%), and Cipher Mining (+1,161.4%).

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 10/3/22
Bitwise Web3 ETF	28.12%	37.80%
Bitwise Web3 Equities Index	29.03%	38.60%
S&P 500 Index	17.88%	22.86%
Since Inception Returns are Annualized.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,941,651
Total advisory fees paid	$38,605
Total number of portfolio holdings	41
Period portfolio turnover rate	35%
Summary of Holdings by Sector
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	44.2%
Communication Services	25.5%
Financials	21.9%
Real Estate	4.9%
Energy	1.7%
Consumer Discretionary	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Crypto Industry Innovators ETF BITQ | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise Crypto Industry Innovators ETF for the period of April 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bitqetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
This report contains material fund changes that occurred subsequent to March 31, 2025.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Crypto Industry Innovators ETF	$85	0.85%(a)

(a)	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on May 11, 2021 through December 31, 2025, BITQ returned ‑14.8%, compared to +76.6% for the S&P 500. The Fund’s underperformance, despite periods of triple-digital gains, was driven primarily by its concentration in high-beta, high-growth equities, which experienced substantial headwinds when the Federal Reserve began aggressive interest rate hikes in 2022. The tide began to turn in 2024 with the approval of spot bitcoin ETFs which brought enormous institutional inflows into the crypto ecosystem. Portfolio constituents ranged in performance between ‑82.8% and +881.9%. The portfolio’s strongest performers included Metaplanet (+881.9%), DBS Group (170.98%), and Strategy (+163.4%).

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 05/11/21
Bitwise Crypto Industry Innovators ETF	18.40%	-3.39%
S&P 500 Index	17.88%	13.02%
Bitwise Crypto Innovators 30 Index	19.46%	-3.57%
Since Inception Returns are Annualized.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$354,584,256
Total advisory fees paid	$1,970,112
Total number of portfolio holdings	31
Period portfolio turnover rate	56%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	60.8%
Financials	34.0%
Consumer Discretionary	4.9%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%
Material Fund Changes
Bitwise Crypto Industry Innovators ETF changed its fiscal year end from March 31st to December 31st.
Changes in or Disagreements with Accountants
On June 4, 2025, the Audit Committee of the Board of Trustees of the Bitwise Funds Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, KPMG LLP as the independent registered public accounting firm of the Bitwise Crypto Industry Innovators ETF for the fiscal year ended December 31, 2025. Prior to the Trust’s fiscal year ended December 31, 2025, the Fund’s financial statements were audited by Cohen & Company, Ltd. During the fiscal years ended March 31, 2025 and 2024, there were no disagreements between the Trust and Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen & Company, Ltd., would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise COIN Option Income Strategy ETF ICOI | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise COIN Option Income Strategy ETF for the period of April 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.icoietf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise COIN Option Income Strategy ETF	$67(a)	0.95%(b)

(a)	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.

(b)	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, ICOI returned ‑12.21%, compared to a +23.61% total return for Coinbase Global (COIN) over the same period. The divergence in returns reflected the Fund’s systematic covered call overlay, which is designed to generate income by monetizing option premium while intentionally limiting upside participation—an outcome consistent with the strategy’s stated objectives and structural design.
Market conditions during the year produced a mixed opportunity set for option income strategies. While COIN delivered positive equity performance, implied volatility remained largely range-bound for extended periods, constraining the premium available from call overwriting. As a result, the Fund’s option overlay capped participation in COIN’s upside, while premium generation was more modest than in historically higher-volatility regimes. Throughout this environment, the portfolio management team emphasized disciplined execution, maintaining deliberate strike selection and maturity management to preserve income durability and control risk rather than adjusting positioning in response to short-term market moves.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	Since Inception 04/1/25
Bitwise COIN Option Income Strategy ETF	-12.21%
S&P 500 Index	22.67%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.95%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$27,799,697

Total advisory fees paid	$128,867

Total number of portfolio holdings	3

Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

Purchased Options	0.9%

Money Market Funds	8.9%

Other Assets in Excess of Liabilities	90.2%

Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise CRCL Option Income Strategy ETF ICRC | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise CRCL Option Income Strategy ETF for the period of October 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.icrcetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise CRCL Option Income Strategy ETF	$20(a)	0.95%(b)

(a)	The Fund began accruing expenses on October 2, 2025. Expense for a full reporting period would be higher than the amount shown.

(b)	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, ICRC returned ‑30.31%, compared to a ‑40.67% total return for CRCL over the same period. The Fund’s relative outperformance reflected the disciplined execution of its systematic covered call strategy, which is designed to convert option premium into income while intentionally moderating directional exposure to the underlying equity.
Market conditions during the period were characterized by a sharp decline in CRCL’s equity value, while implied volatility in the options market was not consistently elevated. This limited the absolute level of premium available from call overwriting; however, the option income generated by the strategy meaningfully reduced downside relative to a long-only exposure. Throughout this environment, the portfolio management team maintained a process-first approach—calibrating strikes and maturities to balance income generation with exposure management—rather than pursuing incremental yield through elevated risk-taking or tactical deviations from the strategy’s framework.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	Since Inception 10/1/25
Bitwise CRCL Option Income Strategy ETF	-30.31%
S&P 500 Index	2.30%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.95%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$295,372

Total advisory fees paid	$964

Total number of portfolio holdings	3

Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

Purchased Option	7.8%

Money Market Funds	6.3%

Other Assets in Excess of Liabilities	85.9%

Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Ethereum Option Income Strategy ETF IETH | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise Ethereum Option Income Strategy ETF for the period of October 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.iethetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Ethereum Option Income Strategy ETF	$21(a)	0.95%(b)

(a)	The Fund began accruing expenses on October 2, 2025. Expense for a full reporting period would be higher than the amount shown.

(b)	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, IETH returned ‑26.37%, compared to a ‑29.31% total return for EETH and ‑29.14% for the Bloomberg ETH Index over the same period. The Fund’s relative outperformance reflected the disciplined execution of its covered call strategy, which is designed to monetize option premium while intentionally moderating directional exposure to ethereum—an outcome consistent with the strategy’s design and risk parameters.
The market environment during the period was characterized by a sharp decline in ethereum alongside extended periods of subdued implied volatility in the options market. While spot prices fell materially, implied volatility did not consistently reprice higher, limiting the premium available for call overwriting. Despite this constrained opportunity set, IETH’s option income meaningfully reduced downside relative to both a long-only ethereum ETF and the broader ETH Index, demonstrating the defensive characteristics of the strategy in a declining market.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	Since Inception 10/1/25
Bitwise Ethereum Option Income Strategy ETF	-26.37%
S&P 500 Index	2.30%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.95%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$934,415
Total advisory fees paid	$1,154
Total number of portfolio holdings	3
Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Options	4.2%
Money Market Funds	6.1%
Other Assets in Excess of Liabilities	89.7%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise GME Option Income Strategy ETF IGME | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise GME Option Income Strategy ETF for the period of June 9, 2025 to December 31, 2025. You can find additional information about the Fund at www.igmeetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise GME Option Income Strategy ETF	$47(a)	0.95%(b)

(a)	The Fund began accruing expenses on June 10, 2025. Expense for a full reporting period would be higher than the amount shown.

(b)	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, IGME returned ‑24.59%, compared to a ‑33.82% total return for GameStop Corp. (GME) over the same period. The Fund’s relative outperformance reflected the execution of its systematic covered call strategy, which is designed to monetize option premium while intentionally moderating directional exposure to a stock characterized by sentiment-driven and episodic price behavior.
The market environment during the period was marked by sharp, event-driven moves in GME’s share price, while implied volatility did not remain persistently elevated. This dynamic constrained the consistency of option premium available for call overwriting, even as realized volatility periodically increased. In this context, the portfolio management team emphasized disciplined strike placement, tenor selection, and liquidity management, enabling the Fund to capture available premium and mitigate downside relative to the underlying equity without increasing exposure to abrupt sentiment reversals.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	Since Inception 06/9/25
Bitwise GME Option Income Strategy ETF	-24.59%
S&P 500 Index	14.76%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.95%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,104,166
Total advisory fees paid	$11,447
Total number of portfolio holdings	2
Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Options	0.9%
Money Market Funds	2.3%
Other Assets in Excess of Liabilities	96.8%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise MARA Option Income Strategy ETF IMRA | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise MARA Option Income Strategy ETF for the period of April 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.imraetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise MARA Option Income Strategy ETF	$57(a)	0.95%(b)

(a)	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, IMRA returned ‑39.36%, compared to a ‑27.70% total return for Marathon Digital Holdings (MARA) over the same period. The Fund’s performance reflected the application of its systematic covered call strategy in a challenging environment for bitcoin miner equities, where directional declines in the underlying stock dominated outcomes across both long-only and option-overlay approaches.
Market conditions during the year created a constrained opportunity set for option income strategies. MARA experienced sustained equity pressure, while implied volatility in the options market did not consistently reprice higher to provide sufficient compensation for call overwriting. As a result, option premium contributed less offset than in historically favorable miner-volatility regimes. In this context, the portfolio management team maintained disciplined implementation—calibrating strike selection and tenor management to balance income generation with exposure control—rather than increasing risk in pursuit of incremental premium.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	Since Inception 04/1/25
Bitwise MARA Option Income Strategy ETF	-39.36%
S&P 500 Index	22.67%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.95%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,615,030
Total advisory fees paid	$35,156
Total number of portfolio holdings	2
Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Option	2.5%
Money Market Funds	12.7%
Other Assets in Excess of Liabilities	84.8%
Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise MSTR Option Income Strategy ETF IMST | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise MSTR Option Income Strategy ETF for the period of April 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.imstetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise MSTR Option Income Strategy ETF	$54(a)	0.95%(b)

(a)	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.

(b)	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
During 2025, IMST returned ‑48.46%, compared to a ‑51.38% total return for MicroStrategy (MSTR) over the same period. The Fund’s relative outperformance reflected the disciplined application of its covered call strategy, which intentionally trades off a portion of upside participation in exchange for systematic income generation—an outcome consistent with the strategy’s design and risk objectives.
The year was characterized by a sharp decline in MSTR’s equity value alongside an unusually low implied volatility regime in the MSTR options market. This combination limited the effectiveness of option income strategies broadly, as compressed volatility reduced available call premium at a time when the underlying equity was under pressure. Despite these headwinds, IMST’s option overlay contributed meaningfully to returns on a relative basis, partially offsetting the decline in the underlying stock through consistent premium monetization.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	Since Inception 04/1/25
Bitwise MSTR Option Income Strategy ETF	-48.46%
S&P 500 Index	22.67%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.95%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$16,762,090

Total advisory fees paid	$334,247

Total number of portfolio holdings	2

Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

Purchased Option	3.2%

Money Market Funds	9.7%

Other Assets in Excess of Liabilities	87.1%

Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF BITC | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF for the year of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$76	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund delivered a total return of ‑20.56% for the year ended December 31, 2025, underperforming the spot BTC benchmark by 14.00%. This variance was primarily driven by Bitcoin’s choppy, downward-trending price action. The Trendwise ‘momentum’ strategy is designed to hold BTC futures when short-term moving averages exceed long-term averages, pivoting to Treasuries and cash when the trend reverses.
During the reporting period, the fund’s signal suffered from ‘whipsaw’ effect, participating in downward moves while remaining in cash during brief relief rallies, especially in the latter half of the year. Fund positioning remains systematic: when the signal is ‘risk‑on,’ the fund holds front-month CME BTC futures backed by short-term Treasury bills. When the signal indicates ‘Cash,’ the fund maintains a defensive posture with at least 80% of AUM in Treasury bills.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 03/20/23

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	-20.56%	34.19%

S&P 500 Index	17.88%	23.52%
Since Inception Returns are Annualized.
Prior to December 3, 2024, the Fund was known as Bitwise Bitcoin Strategy Optimum Roll ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$15,505,623

Total advisory fees paid	$166,021

Total number of portfolio holdings	2

Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

U.S. Treasury Bill	96.4%

Money Market Funds	3.5%

Other Assets in Excess of Liabilities	0.1%

Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF BTOP | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF for the year of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.btopetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$78	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund recorded a total return of ‑16.00% for the year ended December 31, 2025, underperforming the equal-weighted BTC/ETH benchmark by 12.27%. This divergence was primarily due to increased idiosyncratic volatility and decoupled price action between the two assets, which created a more complex environment for the trend-following model.
While the strategy successfully shifted to cash during several major drawdowns, it was hampered by ‘whipsaw’ action during sharp market recoveries, most notably missing the rapid gains in August. BTOP employs a unique systematic approach: it maintains equal exposure to front-month BTC and ETH CME futures based specifically on Bitcoin’s momentum signals. When BTC’s short-term moving averages fall below long-term averages, the fund pivots to a defensive posture, holding at least 80% of AUM in Treasury bills. The underperformance suggests that last year, ETH price action at times deviated from the BTC‑led signal, leading to sub‑optimal entry and exit points for the combined basket.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 09/29/23
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	-16.00%	35.56%
S&P 500 Index	17.88%	24.70%
Since Inception Returns are Annualized.
Prior to December 3, 2024, the Fund was known as Bitwise Bitcoin and Ether Equal Weight Strategy ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,037,814

Total advisory fees paid	$43,057

Total number of portfolio holdings	2

Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

U.S Treasury Bills	97.1%

Money Market Funds	3.9%

Liabilities in Excess of Other Assets	(1.0)%

Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF AETH | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF for the year of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	$85	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund delivered a total return of ‑0.05% for the year ended December 31, 2025, significantly outperforming the ETH benchmark by 11.00%. This outperformance was driven by Ethereum’s more defined directional trends throughout the period. Unlike the choppy price action seen in other assets, ETH exhibited more consistent ‘runs’ both to the upside and downside, which allowed the momentum signals to engage more effectively.
A key contributor to this alpha was the fund’s defensive posture during the first five months of the year; by maintaining a Treasury-heavy cash position until May, the fund avoided the substantial drawdowns experienced by spot ETH. Consistent with the BITC strategy, the fund utilizes a systematic momentum model: it holds front-month CME Ether futures when short-term moving averages exceed long-term averages and pivots to Treasuries/cash when the trend weakens. In ‘Cash’ mode, the fund maintains capital preservation by allocating at least 80% of assets to short-term Treasury bills.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 09/29/23
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	-0.05%	30.24%
S&P 500 Index	17.88%	24.70%
Since Inception Returns are Annualized.
Prior to December 3, 2024, the Fund was known as Bitwise Ethereum Strategy ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$9,050,477
Total advisory fees paid	$68,968
Total number of portfolio holdings	2
Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S Treasury Bills	99.3%
Money Market Funds	0.7%
Other Assets in Excess of Liabilities	0.0%†
Total	100.0%

†	Less than 0.05%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b) Not applicable

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, the Registrant did not amend provisions of its Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not granted any waivers from any provisions of the Code of Ethics during the period covered by this report. A copy of the Registrant’s Code of Ethics is filed as an exhibit herewith.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s board of Trustees has determined that Terrence Olson is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $216,810 for 2024 and $493,200 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $33,590 for 2024 and $64,300 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax services in regard to the year-end audit, tax compliance, tax advice, and tax planning are $82,775 for 2024 and $70,796 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2025.

(e)(1)

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee, if any, pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	100%	100%
(d) All Other Fees	N/A	N/A

(f)

If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2025.

(h)

The Registrant’s audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2091 of Regulation S-X is compatible with maintain the principal accountant’s independence.

(i)

The Registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The Registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately designated audit committee consisting of all the independent directors of the Registrant. The members of the audit committee are Terrence Olson, Jena Watson and Tracy Castle-Newman.

(b)	Not applicable.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form or is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s annual financial statements are attached herewith.

(b)	The registrant’s financial highlights are attached herewith.

December 31, 2025

Annual Financial Statements and Other Information

Bitwise Funds Trust

Bitwise Bitcoin Standard Corporations ETF (OWNB)

Bitwise Web3 ETF (BWEB)

Bitwise Crypto Industry Innovators ETF (BITQ)

(This page intentionally left blank)

Bitwise Funds Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Bitcoin Standard Corporations ETF

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks – 100.0%
Communication Services – 10.7%
Boyaa Interactive International Ltd.	1,311,708	$576,353
GD Culture Group Ltd.*	166,917	711,066
Nexon Co. Ltd.	15,600	380,881
Trump Media & Technology Group Corp.*	73,903	978,476
		2,646,776
Consumer Discretionary – 14.4%
Cango, Inc., Class A*	595,868	893,802
Empery Digital, Inc.*	138,011	630,020
GameStop Corp., Class A*	16,475	330,818
Metaplanet, Inc.*	526,800	1,361,154
Tesla, Inc.*	831	373,717
		3,589,511
Financials – 16.8%
Block, Inc.*	6,201	403,623
Bullish*	8,158	308,944
Coinbase Global, Inc., Class A*	1,405	317,727
Fold Holdings, Inc.*	194,419	507,434
Galaxy Digital, Inc., Class A*	14,891	333,832
Gemini Space Station, Inc., Class A*	33,095	328,302
Strive, Inc., Class A*	818,500	604,053
Twenty One Capital, Inc., Class A*	114,649	1,004,325
Virtu Financial, Inc., Class A	10,710	356,857
		4,165,097
Health Care – 4.1%
Kindly MD, Inc.*	1,336,157	469,124
Semler Scientific, Inc.*	36,058	551,327
		1,020,451
Information Technology – 54.0%
American Bitcoin Corp., Class A*	289,880	492,796
Bitdeer Technologies Group, Class A*	32,086	359,684
Bitfarms Ltd.*	129,647	305,497
BitFuFu, Inc., Class A*	130,218	343,776
Canaan, Inc., ADR*	405,886	280,061
Capital B*	625,758	553,397
Cipher Mining, Inc.*	19,654	290,093
Cleanspark, Inc.*	63,945	647,123
Core Scientific, Inc.*	22,147	322,460
Exodus Movement, Inc., Class A*	41,059	607,263
Hut 8 Corp.*	19,052	877,302
MARA Holdings, Inc.*	162,161	1,456,206
Next Technology Holding, Inc.*	96,154	579,809
Remixpoint, Inc.*	378,100	607,874
Riot Platforms, Inc.*	69,473	880,223
Strategy, Inc.*	31,727	4,820,918
		13,424,482
Total Common Stocks (Cost $35,886,690)		24,846,317

See Notes to Financial Statements.	4

Bitwise Bitcoin Standard Corporations ETF

Schedule of Investments (Continued)

December 31, 2025

	Shares	Value
Money Market Funds – 0.0%†
DWS Government Money Market Series Institutional, 3.71%(a) (Cost $1,131)	1,131	$1,131

Total Investments – 100.0% (Cost $35,887,821)		$24,847,448
Other Assets in Excess of Liabilities – 0.0%†		11,646
Net Assets – 100.0%		$24,859,094

*	Non Income Producing
†	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of December 31, 2025.

ADR	: American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Information Technology	54.0%
Financials	16.8%
Consumer Discretionary	14.4%
Communication Services	10.7%
Health Care	4.1%
Money Market Funds	0.0%†
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%
Country Breakdown^
Country	% of Net Assets
United States	70.1%
China	12.2%
Japan	9.5%
Canada	4.7%
France	2.2%
Cayman Islands	1.3%
Other Assets in Excess of Liabilities	0.0%†
Total	100.0%

^	The Fund’s country breakdown may change over time.
†	Less than 0.05%

See Notes to Financial Statements.	5

Bitwise Web3 ETF

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks – 99.7%
Communication Services – 25.5%
Alphabet, Inc., Class C	295	$92,571
Electronic Arts, Inc.	1,044	213,320
Meta Platforms, Inc., Class A	751	495,728
ROBLOX Corp., Class A*	5,255	425,813
Take-Two Interactive Software, Inc.*	766	196,119
Tencent Holdings Ltd.	1,198	92,195
		1,515,746
Consumer Discretionary – 1.5%
Alibaba Group Holding Ltd., ADR	600	87,948

Energy – 1.7%
Exxon Mobil Corp.	814	97,957

Financials – 21.9%
Block, Inc.*	2,275	148,080
Bullish*	2,428	91,948
Coinbase Global, Inc., Class A*	1,875	424,013
Etoro Group Ltd., Class A*	785	27,577
Figure Technology Solutions, Inc., Class A*	2,887	117,905
Galaxy Digital, Inc., Class A*	3,171	71,089
Mastercard, Inc., Class A	173	98,762
OSL Group Ltd.*	13,249	28,937
Robinhood Markets, Inc., Class A*	1,679	189,895
Visa, Inc., Class A	286	100,303
		1,298,509
Information Technology – 44.2%
Akamai Technologies, Inc.*	592	51,652
Applied Digital Corp.*	4,640	113,773
Bitdeer Technologies Group, Class A*	2,779	31,153
Bitfarms Ltd.*	9,930	23,399
Cipher Mining, Inc.*	6,563	96,870
Circle Internet Group, Inc.*	3,325	263,672
Cleanspark, Inc.*	4,664	47,200
Cloudflare, Inc., Class A*	1,309	258,069
CompoSecure, Inc., Class A*	519	10,006
Core Scientific, Inc.*	5,150	74,984
Hut 8 Corp.*	1,725	79,432
IREN Ltd.*	4,706	177,746
MARA Holdings, Inc.*	6,153	55,254
Microsoft Corp.	196	94,789
NVIDIA Corp	521	97,166
Riot Platforms, Inc.*	6,176	78,250
Samsung Electronics Co. Ltd., GDR	53	109,498
Shopify, Inc., Class A*	3,142	505,768
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	322	97,853
Terawulf, Inc.*	6,892	79,189
Unity Software, Inc.*	6,365	281,142
		2,626,865

See Notes to Financial Statements.	6

Bitwise Web3 ETF

Schedule of Investments (Continued)

December 31, 2025

	Shares	Value
Common Stocks (continued)
Real Estate – 4.9%
Equinix, Inc.	383	$293,439
Total Common Stocks (Cost $6,179,429)		5,920,464

Money Market Funds – 0.4%
DWS Government Money Market Series Institutional, 3.71%(a) (Cost $24,181)	24,181	24,181

Total Investments – 100.1% (Cost $6,203,610)		$5,944,645
Liabilities in Excess of Other Assets – (0.1)%		(2,994)
Net Assets – 100.0%		$5,941,651

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2025.

ADR	: American Depositary Receipt
GDR	: Global Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Information Technology	44.2%
Communication Services	25.5%
Financials	21.9%
Real Estate	4.9%
Energy	1.7%
Consumer Discretionary	1.5%
Money Market Funds	0.4%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.	7

Bitwise Web3 ETF

Schedule of Investments (Continued)

December 31, 2025

Country Breakdown^
Country	% of Net Assets
United States	77.8%
Canada	10.2%
China	3.5%
Australia	3.0%
South Korea	1.9%
Taiwan	1.7%
Cayman Islands	1.5%
Israel	0.5%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%
^ The Fund’s country breakdown may change over time.

See Notes to Financial Statements.	8

Bitwise Crypto Industry Innovators ETF

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks – 99.7%
Consumer Discretionary – 4.9%
MercadoLibre, Inc.*	2,919	$5,879,625
Metaplanet, Inc.*	4,495,900	11,616,572

		17,496,197

Financials – 34.0%
Bank of New York Mellon Corp. (The)	52,904	6,141,625
BlackRock, Inc.	5,626	6,021,733
Bullish*	132,980	5,035,953
CME Group, Inc.	22,269	6,081,219
Coinbase Global, Inc., Class A*	149,089	33,714,986
DBS Group Holdings Ltd.	144,372	6,327,221
Etoro Group Ltd., Class A*	135,060	4,744,658
Figure Technology Solutions, Inc., Class A*	133,070	5,434,579
Galaxy Digital, Inc., Class A*	553,113	12,399,900
Mastercard, Inc., Class A	11,057	6,312,220
NU Holdings Ltd., Class A*	361,202	6,046,521
OSL Group Ltd.*	2,236,000	4,883,664
PayPal Holdings, Inc.	96,854	5,654,337
Robinhood Markets, Inc., Class A*	45,715	5,170,366
Visa, Inc., Class A	18,211	6,386,780

		120,355,762

Information Technology – 60.8%
Applied Digital Corp.*	579,635	14,212,650
Bitdeer Technologies Group, Class A*	412,720	4,626,591
Bitfarms Ltd.*	2,413,467	5,687,031
Cipher Mining, Inc.*	938,599	13,853,721
Circle Internet Group, Inc.*	469,677	37,245,386
Cleanspark, Inc.*	1,150,083	11,638,840
Core Scientific, Inc.*	1,057,639	15,399,224
Hut 8 Corp.*	395,038	18,190,625
IREN Ltd.*	449,718	16,985,849
MARA Holdings, Inc.*	1,539,210	13,822,106
Riot Platforms, Inc.*	1,211,258	15,346,639
Strategy, Inc.*	224,670	34,138,606
Terawulf, Inc.*	1,248,014	14,339,681

		215,486,949

Total Common Stocks (Cost $324,180,358)		353,338,908

Money Market Funds – 0.4%
DWS Government Money Market Series Institutional, 3.71%(a) (Cost $1,542,291)	1,542,291	1,542,291

Total Investments – 100.1% (Cost $325,722,649)		$354,881,199
Liabilities in Excess of Other Assets – (0.1)%		(296,943)

Net Assets – 100.0%		$354,584,256

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.	9

Bitwise Bitcoin Standard Corporations ETF

Schedule of Investments

December 31, 2025

Summary of Investment Type

Industry	% of Net Assets
Information Technology	60.8%
Financials	34.0%
Consumer Discretionary	4.9%
Money Market Funds	0.4%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

Country Breakdown^

Country	% of Net Assets
United States	76.0%
Canada	6.7%
Australia	4.8%
Brazil	3.3%
Japan	3.3%
Singapore	1.8%
Cayman Islands	1.4%
China	1.4%
Israel	1.4%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

^	The Fund’s country breakdown may change over time.

See Notes to Financial Statements.	10

Bitwise Funds Trust

Statements of Assets and Liabilities

December 31, 2025

	Bitwise Bitcoin Standard Corporations ETF	Bitwise Web3 ETF	Bitwise Crypto Industry Innovators ETF
Assets
Investments, at fair value	$24,847,448	$5,944,645	$354,881,199
Foreign currency at value	—	1,071	—
Receivables:
Securities sold	29,042	—	—
Dividends	2,663	258	4,938
Capital shares	208	—	—
Foreign tax reclaim	159	143	—

Total assets	24,879,520	5,946,117	354,886,137

Liabilities
Due to custodian	60	—	20,613
Payables:
Investment advisory fees	20,366	4,466	281,268

Total liabilities	20,426	4,466	301,881

Net Assets	$24,859,094	$5,941,651	$354,584,256

Net Assets Consist of
Paid-in capital	$41,276,426	$6,436,010	$421,770,397
Distributable earnings (loss)	(16,417,332)	(494,359)	(67,186,141)

Net Assets	$24,859,094	$5,941,651	$354,584,256

Number of Common Shares outstanding	1,150,008	84,000	17,750,000

Net Asset Value, offering and redemption price per share	$21.62	$70.73	$19.98

Investments, at cost	$35,887,821	$6,203,610	$325,722,649

Foreign currency at cost	$—	$1,072	$—

See Notes to Financial Statements.	11

Bitwise Funds Trust

Statements of Operations

For the Year or Period Ended December 31, 2025

	Bitwise Bitcoin Standard Corporations ETF(1)	Bitwise Web3 ETF
Investment Income	(14,819)	(14,985)
Dividend income*	$14,819	$14,985

Expenses
Investment advisory fees	171,199	38,605

Total expenses	171,199	38,605

Net investment income (loss)	(156,380)	(23,620)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,071,688)	(168,682)
In-kind redemptions	8,130,073	1,040,071
Foreign currency transactions	(31,709)	(45)

Net realized gain (loss)	3,026,676	871,344

Net change in unrealized appreciation (depreciation) on:
Investments	(11,040,373)	(169,112)
Foreign currency translations	(14)	10

Net unrealized gain (loss)	(11,040,387)	(169,102)

Net realized and unrealized gain (loss)	(8,013,711)	702,242

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,170,091)	$678,622

* Net of foreign tax withheld	$664	$371

(1)	For the period March 10, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.	12

Bitwise Funds Trust

Statements of Operations

	Bitwise Crypto Industry Innovators ETF
	For the Period April 1, 2025 to December 31, 2025 †	For the Fiscal Year Ended March 31, 2025
Investment Income
Dividend income*	$473,078	$402,973
Interest income	19,068	27,305
Income from securities lending, net	415,520	640,806

Total income	907,666	1,071,084

Expenses
Investment advisory fees	1,970,112	1,324,547

Total expenses	1,970,112	1,324,547

Net investment income (loss)	(1,062,446)	(253,463)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	14,456,380	22,967,911
In-kind redemptions	44,314,747	—
Foreign currency transactions	(41,430)	(30,614)

Net realized gain (loss)	58,729,697	22,937,297

Net change in unrealized appreciation (depreciation) on:
Investments	21,485,860	(47,033,903)
Foreign currency translations	—	12

Net unrealized gain (loss)	21,485,860	(47,033,891)

Net realized and unrealized gain (loss)	80,215,557	(24,096,594)

Net Increase (Decrease) in Net Assets Resulting from Operations	$79,153,111	$(24,350,057)

* Net of foreign tax withheld	$—	$787

†	The Fund changed its fiscal year end from March 31st to December 31st on October 27, 2025.

See Notes to Financial Statements.	13

Bitwise Funds Trust

Statements of Changes in Net Assets

	Bitwise Bitcoin Standard Corporations ETF		Bitwise Web3 ETF
	For the period March 10, 2025(1) to December 31, 2025		Year Ended December 31, 2025		Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(156,380)		$(23,620)		$(13,135)
Net realized gain (loss)	3,026,676		871,344		602,441
Net change in net unrealized appreciation (depreciation)	(11,040,387)		(169,102)		(157,261)

Net increase (decrease) in net assets resulting from operations	(8,170,091)		678,622		432,045

Distributions to shareholders	(215,052)		—		—

Fund Shares Transactions
Proceeds from Shares sold	50,484,387	(2)	4,624,578	(3)	5,970,955(4)
Value of Shares redeemed	(17,240,350	)(2)	(2,895,021	)(3)	(3,912,624)(4)

Net increase (decrease) in net assets resulting from fund Share transactions	33,244,037		1,729,557		2,058,331

Total net increase (decrease) in net assets	24,858,894		2,408,179		2,490,376

Net Assets
Beginning of period	200		3,533,472		1,043,096

End of period	$24,859,094		$5,941,651		$ 3,533,472

Changes in Shares Outstanding
Shares outstanding, beginning of period	8		64,000		24,000
Shares sold	1,725,000	(2)	60,000	(3)	120,000(4)
Shares redeemed	(575,000	)(2)	(40,000	)(3)	(80,000)(4)

Shares outstanding, end of period	1,150,008		84,000		64,000

(1)	Commencement of operations.
(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $17,079,221 and $(17,242,449), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 575,000 and (575,000), respectively.

(3)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $2,890,552 and $(2,895,201), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 40,000 and (40,000), respectively.

(4)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $2,934,675 and $(2,939,712), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 60,000 and (60,000), respectively.

See Notes to Financial Statements.	14

Bitwise Funds Trust

Statements of Changes in Net Assets (Continued)

	Bitwise Crypto Industry Innovators ETF†
	For the Period April 1, 2025 to December 31, 2025	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(1,062,446)	$(253,463)	$784,262
Net realized gain (loss)	58,729,697	22,937,297	21,646,229
Net change in net unrealized appreciation (depreciation)	21,485,860	(47,033,891)	64,720,340

Net increase (decrease) in net assets resulting from operations	79,153,111	(24,350,057)	87,150,831

Distributions to shareholders	—	(1,643,512)	(2,161,361)

Fund Shares Transactions
Proceeds from Shares sold	194,462,837	58,738,335	40,600,996
Value of Shares redeemed	(66,042,955)	(24,820,790)	(47,233,574)

Net increase (decrease) in net assets resulting from fund Share transactions	128,419,882	33,917,545	(6,632,578)

Total net increase (decrease) in net assets	207,572,993	7,923,976	78,356,892

Net Assets
Beginning of period	147,011,263	139,087,287	60,730,395

End of period	$354,584,256	$147,011,263	$139,087,287

Changes in Shares Outstanding
Shares outstanding, beginning of period	12,100,000	10,550,000	10,400,000
Shares sold	8,475,000	3,275,000	4,175,000
Shares redeemed	(2,825,000)	(1,725,000)	(4,025,000)

Shares outstanding, end of period	17,750,000	12,100,000	10,550,000

†	The Fund changed its fiscal year end from March 31st to December 31st on October 27, 2025.

See Notes to Financial Statements.	15

Bitwise Funds Trust

Financial Highlights

Bitwise Bitcoin Standard Corporations ETF Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$25.00	(b)

Income (loss) from investment operations:
Net investment income (loss)(c)	(0.19)
Net realized and unrealized gain (loss)	(3.00)

Total from investment operations	(3.19)

Less distributions from:	(0.19)

Net realized gains	(0.19)

Total distributions	(0.19)

Net Asset Value, end of period	$21.62

Total Return (%)	(12.90	)(b)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$24.9
Ratio of expenses (%)	0.85	(e)(f)
Ratio of net investment income (loss) (%)	(0.78	)(e)(f)
Portfolio turnover rate (%)(g)	101	(d)

	Years Ended December 31			Period Ended
Bitwise Web3 ETF Selected Per Share Data	2025	2024	2023	December 31, 2022(h)
Net Asset Value, beginning of period	$55.21	$43.46	$21.94	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	(0.34)	(0.23)	(0.16)	(0.03)
Net realized and unrealized gain (loss)	15.86	11.98	21.68	(3.03)

Total from investment operations	15.52	11.75	21.52	(3.06)

Net Asset Value, end of period	$70.73	$55.21	$43.46	$21.94

Total Return (%)	28.12	27.03	98.13	(12.25	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$5.9	$4.0	$1.0	$1.0
Ratio of expenses (%)	0.85	0.85	0.85	0.85	(e)
Ratio of net investment income (loss) (%)	(0.52)	(0.50)	(0.53)	(0.44	)(e)
Portfolio turnover rate (%)(g)	35	28	32	51	(d)

(a)	For the period March 10, 2025 (commencement of operations) through December 31, 2025.
(b)

Beginning of period NAV represents NAV per share as of initial seeding of the series. Creation units issued on March 10, 2025 were issued at NAV of $21.87 per share, where the respective Total Return equates to (0.42)% for the same period.

(c)	Per share amounts have been calculated using the average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period March 11, 2025 (commencement of Fund expenses) through December 31, 2025.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.
(h)	For the period October 3, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.	16

Bitwise Funds Trust

Financial Highlights (Continued)

	For the Period April 1, 2025† to December 31, 2025		Years Ended March 31
Bitwise Crypto Industry Innovators ETF Selected Per Share Data			2025	2024	2023	Period Ended March 31, 2022(a)
Net Asset Value, beginning of period	$12.15		$13.18	$5.84	$17.31	$24.70

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.07)		(0.02)	0.07	0.02	(0.14)
Net realized and unrealized gain (loss)	7.90		(0.86)	7.45	(11.49)	(6.59)

Total from investment operations	7.83		(0.88)	7.52	(11.47)	(6.73)

Less distributions from:
Net investment income	—		(0.15)	(0.18)	—	(0.66)

Total distributions	—		(0.15)	(0.18)	—	(0.66)

Net Asset Value, end of period	$19.98		$12.15	$13.18	$5.84	$17.31

Total Return (%)	64.42	(c)	(7.00)	128.93	(66.26)	(27.85	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$355		$147	$139	$61	$125
Ratio of expenses (%)	0.85	(d)	0.85	0.85	0.85	0.85	(d)
Ratio of net investment income (loss) (%)	(0.46	)(d)	(0.16)	0.81	0.23	(0.72	)(d)
Portfolio turnover rate (%)(e)	56	(c)	58	61	63	71	(c)

†	The Fund changed its fiscal year end from March 31st to December 31st on October 27, 2025.
(a)	For the period May 11, 2021 (commencement of operations) through March 31, 2022.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Financial Statements.	17

Bitwise Funds Trust

Notes to Financial Statements

December 31, 2025

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust. Bitwise Crypto Industry Innovators ETF was reorganized on October 27, 2025 from the Bitwise Crypto Industry Innovators ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, a Delaware statutory trust, into Bitwise Funds Trust, also a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund. Prior to October 27, 2025, Exchange Traded Concepts, LLC, an Oklahoma limited liability company, served as the investment adviser for the Fund. Concurrent with the reorganization, the Funds’ fiscal year end was changed from March 31st to December 31st to align it with the other funds in the Bitwise Funds Trust.

As of December 31, 2025, the Trust consists of twelve investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Bitwise Bitcoin Standard Corporations ETF

Bitwise Web3 ETF

Bitwise Crypto Industry Innovators ETF

Each Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

Each Fund offers Shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, Bitwise Bitcoin Standard Corporations ETF, Bitwise Web3 ETF and Bitwise Crypto Industry Innovators ETF issues and redeems Shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 25,000, 20,000 and 25,000 Shares respectively, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Funds, and owners of Shares may acquire those Shares from the Funds or tender such Shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Bitwise Bitcoin Standard Corporations ETF

The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Bitcoin Standard Corporations Index (the “Index”). The Index was designed to provide focused exposure to corporations that hold at least 1,000 bitcoin as a corporate treasury asset.

Bitwise Web3 ETF

The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Bitcoin Web3 Equities Index (the “Index”). The Index was designed to provide focused exposure to the next major era of the internet: Web3.

Bitwise Crypto Industry Innovators ETF

The Fund seeks investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”). The Index was designed by Bitwise Index Services, LLC (the “Index Sponsor”) to measure the performance of companies involved in servicing the cryptocurrency markets, including crypto mining firms, crypto mining equipment suppliers, crypto financial services companies, or other financial institutions servicing primarily crypto- related clientele (i.e., the crypto ecosystem).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Adviser (“the Valuation Committee”).

The NAV of the Funds’ Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund Shares outstanding.

18

Bitwise Funds Trust

Notes to Financial Statements (Continued)

December 31, 2025

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for each Fund based upon the three levels defined above:

Bitwise Bitcoin Standard Corporations ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,846,317	$—	$—	$24,846,317
Money Market Funds	1,131	—	—	1,131

TOTAL	24,847,448	—	—	24,847,448

Bitwise Web3 ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,920,464	—	—	5,920,464
Money Market Funds	24,181	—	—	24,181

TOTAL	5,944,645	—	—	5,944,645

Bitwise Crypto Industry Innovators ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	353,338,908	—	—	353,338,908
Money Market Funds	1,542,291	—	—	1,542,291

TOTAL	354,881,199	—	—	354,881,199

Cash

Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

19

Bitwise Funds Trust

Notes to Financial Statements (Continued)

December 31, 2025

Investment Transactions and Related Income

Investment transactions are reported on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy is to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Funds’ policy is to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Each Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of Shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Foreign Taxes

Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invests. These foreign taxes, if any, are paid by the Funds and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in its respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Funds’ Statement of Assets and Liabilities.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Foreign Currency Risk

To the extent that the Funds invests in securities that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory

20

Bitwise Funds Trust

Notes to Financial Statements (Continued)

December 31, 2025

Agreement”), the Adviser is responsible for arranging sub-advisory (for the applicable Funds), transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Bitwise Bitcoin Standard Corporations ETF	0.85%
Bitwise Web3 ETF	0.85%
Bitwise Crypto Industry Innovators ETF	0.85%

This unitary management fee is designed to pay each Funds’ expenses and to compensate the Adviser for the services it provides to the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Asset Management (the “Sub-Adviser”) serves as the Sub-Adviser to Bitwise Web3 ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

Exchange Traded Concepts, LLC, serves as the investment Sub-Adviser Bitwise Crypto Industry Innovators ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds. Prior to October 27, 2025, SEI Investments Global Funds Services served as the administrator of Bitwise Crypto Industry Innovators ETF pursuant to an administration agreement. Brown Brothers Harriman & Co. served as the custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement for Bitwise Crypto Industry Innovators ETF.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares of the Funds.

A Trustee and certain Officers of the Funds are also employees of the Adviser and receive no compensation from the Funds.

4. Investment Transactions

The Funds’ purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Bitwise Bitcoin Standard Corporations ETF	$37,591,563	$25,675,524
Bitwise Web3 ETF	1,609,258	1,665,673
Bitwise Crypto Industry Innovators ETF	169,742,254	167,865,544

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Bitwise Bitcoin Standard Corporations ETF	$37,346,619	$16,434,352
Bitwise Web3 ETF	4,524,275	2,771,179
Bitwise Crypto Industry Innovators ETF	190,876,888	66,033,362

5. Securities Lending

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity

21

Bitwise Funds Trust

Notes to Financial Statements (Continued)

December 31, 2025

securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of the Funds. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. Income from lending activity, if any, is reflected in the Statement of Operations as Income from securities lending, net, as Investment Income, and is net of any payable to the borrowers of the securities and the lending agent.

Prior to its reorganization on October 27, 2025, the Bitwise Crypto Industry Innovators ETF lent portfolio securities to brokers pursuant to a Securities Lending Agreement (“Securities Lending Agreement”) with the predecessor custodian, Brown Brothers Harriman & Co. Subsequent to the reorganization, the Fund has entered into a new Securities Lending Agreement with The Bank of New York Mellon, its current custodian.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

As of December 31, 2025, no Funds have securities out on loan to brokers.

6. Fund Share Transactions

Bitwise Bitcoin Standard Corporations, Bitwise Web3 ETF and Bitwise Crypto Industry Innovators ETF issue and redeem Shares at NAV only in blocks of 25,000, 20,000 and 25,000 Shares respectively (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

7. Federal Income Taxes

As of December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income (Loss)	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Bitwise Bitcoin Standard Corporations ETF	$—	$—	$(15,027,856)	$(15,027,856)
Bitwise Web3 ETF	—	(96,633)	(397,726)	(494,359)
Bitwise Crypto Industry Innovators ETF	—	(87,083,053)	19,896,912	(67,186,141)

The tax character of dividends and distributions paid during the year ended December 31, 2025, were as follows:

Fund	Ordinary Income*	Long Term Capital Gains
Bitwise Bitcoin Standard Corporations ETF	$215,052	$—
Bitwise Web3 ETF	—	—
Bitwise Crypto Industry Innovators ETF(1)	—	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

(1)	For the Period April 1, 2025 to December 31, 2025. The Fund changed its fiscal year end from March 31st to December 31st on October 27, 2025.

22

Bitwise Funds Trust

Notes to Financial Statements (Continued)

December 31, 2025

The tax character of dividends and distributions paid during for the year ended December 31, 2024 were as follows:

Fund	Ordinary Income*		Long Term Capital Gains
Bitwise Bitcoin Standard Corporations ETF	$	N/A	$	N/A
Bitwise Web3 ETF		—		—
Bitwise Crypto Industry Innovators ETF(1)		1,643,512		—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

(1)	For the Period April 1, 2024 to March 31, 2025. The Fund changed its fiscal year end from March 31st to December 31st on October 27, 2025.

At December 31, 2025, for Federal income tax purposes, the Fund have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. During the year ended December 31, 2025, Bitwise Crypto Industry Innovators utilized $16,803,395 from prior year capital loss carryforward.

Fund	Short-Term	Long-Term	Total Amount
Bitwise Bitcoin Standard Corporations ETF	$—	$—	$—
Bitwise Web3 ETF	34,638	61,995	96,633
Bitwise Crypto Industry Innovators ETF	55,358,479	31,724,574	87,083,053

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended December 31, 2025, the following Fund incurred and will elect to defer post-October capital losses as follows:

Fund	Post October Losses Deferrals
Bitwise Bitcoin Standard Corporations ETF	$1,389,476

For the fiscal year ended December 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), Passive Foreign Investment Companies (“PFICs”), redemptions-in-kind, partnership investments, and accrued foreign capital gain taxes.

Fund	earnings (loss) Distributable	Paid-in Capital
Bitwise Bitcoin Standard Corporations ETF	$(8,032,189)	$8,032,189
Bitwise Web3 ETF	(985,847)	985,847
Bitwise Crypto Industry Innovators ETF	(37,858,592)	37,858,592

At December 31, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise Bitcoin Standard Corporations ETF	$39,875,290	$(15,027,856)	$1,241,810	$(16,269,666)
Bitwise Web3 ETF	6,342,379	(397,726)	568,183	(965,909)
Bitwise Crypto Industry Innovators ETF	334,984,302	19,896,912	93,061,484	(73,164,572)

23

Bitwise Funds Trust

Notes to Financial Statements (Continued)

December 31, 2025

8. Related Party Transactions

Bitwise Bitcoin Standard Corporations ETF

On March 5, 2025, prior to the commencement of operations on March 10, 2025, Bitwise Asset Management, Inc. (“BAM”), the parent company of the Sponsor, purchased 8 Shares at a per-share price of $25.00 for $200.00 (the “Seed Shares”).

9. Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

10. Segment Reporting

FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Selective members of the Executive Management Committee, Officers of the Fund and other senior personnel of the Funds’ adviser, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each individual Fund as a whole and each individual long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of each Fund’s portfolio composition, total return, expense ratio and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess the segment’s performance versus each Funds’ comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations for each respective Fund.

11. Risk and Uncertainties

Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.

12. Change in Independent Registered Public Accounting Firm

On June 4, 2025, the Audit Committee of the Board of Trustees of the Bitwise Funds Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, KPMG LLP as the independent registered public accounting firm of the Bitwise Crypto Industry Innovators ETF for the fiscal year ended December 31, 2025. Prior to the Trust’s fiscal year ended December 31, 2025, the Fund’s financial statements were audited by Cohen & Company, Ltd.

The reports of Cohen & Company, Ltd. on the financial statements of the Fund as of and for the fiscal years ended March 31, 2025 and 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended March 31, 2025 and 2024: (i) there were no disagreements between the registrant and Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen & Company, Ltd., would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

13. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were issued. Management has determined that there were no other material events that would require disclosure or recognition in the Funds’ financial statements.

Subsequent to December 31, 2025, the Bitwise Funds Trust (the “Trust”) filed a Post-Effective Amendment to its Registration Statement on Form N-1A with the U.S. Securities and Exchange Commission for the purpose of adding a new series to the Trust. On January 22,

24

Bitwise Funds Trust

Notes to Financial Statements (Continued)

December 31, 2025

2026, the Trust launched the Bitwise Proficio Currency Debasement ETF (Ticker: BPRO). The new series is an actively traded ETF that seeks to provide capital appreciation through investments in instruments that are likely to increase in value as a result of a decline in value or purchasing power of major currencies, including the U.S. dollar, a phenomenon referred to as “currency debasement.” The Fund lists and principally trades its shares on NYSE Arca, Inc.

25

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Bitwise Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Bitwise Bitcoin Standard Corporations ETF and Bitwise Web3 ETF (the Funds), each a series of Bitwise Funds Trust (the Trust), including the schedules of investments, as of December 31, 2025, the related statements of operations and changes in net assets for the years or periods listed in the Appendix and the related notes (collectively, the financial statements), and the financial highlights for the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations and changes in their net assets and their financial highlights for the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Bitwise Funds Trust investment companies since 2022.
/s/ KPMG LLP
New York, New York
February 27, 2026

26

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm (Continued)

Appendix

Bitwise Bitcoin Standard Corporations ETF

Statement of Operations for the period March 10, 2025 (commencement of operations) through December 31, 2025

Statement of Changes in Net Assets for the period March 10, 2025 (commencement of operations) through December 31, 2025

Financial Highlights for the period March 10, 2025 (commencement of operations) through December 31, 2025

Bitwise Web3 ETF

Statement of Operations for the year ended December 31, 2025

Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 2025

Financial Highlights for each of the years in the three-year period ended December 31, 2025, and for the period October 3, 2022 (commencement of operations) through December 31, 2022

27

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm (Continued)

To the Shareholders and Board of Trustees

Bitwise Crypto Industry Innovators ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Bitwise Crypto Industry Innovators ETF (the Fund), a series of Bitwise Funds Trust (the Trust), including the schedule of investments, as of December 31, 2025, the related statements of operations and changes in net assets for the period April 1, 2025 through December 31, 2025 and the related notes (collectively, the financial statements), and the financial highlights for the period April 1, 2025 through December 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations and changes in its net assets and the financial highlights for the period April 1, 2025 through December 31, 2025, in conformity with U.S. generally accepted accounting principles. The statement of operations for the year ended March 31, 2025, statement of changes in net assets for each of the years in the two-year period ended March 31, 2025, and financial highlights for each of the years in the three-year period ended March 31, 2025, and for the period from May 11, 2021 (commencement of operations) through March 31, 2022 were audited by other independent registered public accountants whose report, dated May 23, 2025, expressed an unqualified opinion on those financial statements and those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the Fund’s custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Bitwise Funds Trust investment companies since 2022.

/s/ KPMG LLP

New York, New York

February 27, 2026

28

Bitise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement and

Sub-Advisory Agreement (Unaudited)

Approval of the Initial Term of the Investment Management Agreement and Sub-Advisory Agreement Relating to the Bitwise Crypto Industry Innovators ETF

At a regularly scheduled meeting held on June 4, 2025 (the “June Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Bitwise Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Bitwise Investment Manager, LLC (“BIM” or the “Adviser”) and the Trust, on behalf of the Bitwise Crypto Industry Innovators ETF (the “New Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the New Fund.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to the New Fund by: (i) the vote of the Board or shareholders of the New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

In addition to the written materials provided to the Board in advance of the June Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the June Meeting, of the New Fund’s proposed strategy, the services proposed to be provided to the New Fund by the Adviser and Sub-Adviser, and additional information about the Adviser and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Fund, the New Fund’s proposed fees, and the operational aspects of the New Fund. The Board considered the Adviser’s and Sub- Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions and request additional materials from the Adviser and Sub-Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.

At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Fund; (ii) the New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Fund; (iv) comparative fee and expense data for the New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the overall advisory fee for the New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends generally prevalent in the economy and securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the New Fund, determining the assets to be purchased, retained or sold by the New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Fund, including the oversight of the activities and operations of the service providers (including the Sub-Adviser), oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Adviser.

29

Bitise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement and

Sub-Advisory Agreement (Unaudited) (Continued)

Performance. The Board noted that because the New Fund had not yet commenced operations, they could not technically consider the New Fund’s past performance. However, because the New Fund was a replica of the Bitwise Crypto Industry Innovators ETF currently being operated as a series of the Exchange Traded Concepts Trust (the “Prior Fund”), it could take the performance of such fund into account. The Board noted that while the Adviser did not serve as the investment adviser to the Prior Fund, that Bitwise Index Services, LLC, an affiliate of the Adviser, served as the sponsor and index provider to the Prior Fund. The Board took into account that this high level of familiarity with the Prior Fund would likely position the Adviser to provide excellent service to the New Fund. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided a sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Fund under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for the New Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategy proposed.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the Selected Peer Group generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the New Fund’s proposed unitary fee and the differences in the New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory fee with respect to the New Fund, the Board also noted that the Adviser did not manage any other accounts with a substantially similar investment strategy. The Board did review a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that the New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the New Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the New Fund had not yet commenced operations and consequently, the future size of the New Fund and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with the New Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for the New Fund. They also noted that, to the extent that the New Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the New Fund’s shareholders through the New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the New Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the New Fund. The Board noted the responsibilities that the Sub-Adviser would have as New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the New Fund, subject to the supervision and oversight of the Adviser; executing

30

Bitise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement and

Sub-Advisory Agreement (Unaudited) (Continued)

placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to the New Fund, the Board noted that the Sub-Adviser had been currently serving as the investment adviser to the Prior Fund from its inception in May 2021 until the present day and that it had done a satisfactory job in that role. It noted that the Sub-Adviser’s role would change very little now that the Prior Fund was becoming a series of the Trust. This gave the Board a great degree of confidence regarding the nature, extent and quality of the services to be provided by the Sub-Adviser. Accordingly, the Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Sub-Adviser.

Performance. The Board noted that while the New Fund, as a series of the Trust, had not commenced operations, that the Prior Fund had been operating – with the Sub-Adviser serving as investment adviser – since May 2021 as a series of the Exchange Traded Concepts Trust. The Board noted that during that time the Prior Fund had performed very well and that, while it did not have access to all reporting related to the Sub-Adviser’s performance, that it was the Board’s understanding based on what had been reported to it orally that the Sub- Adviser’s performance had been excellent in managing the Prior Fund. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided a sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Fund under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.

Fees and Expenses. The Board also reviewed information regarding the New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub- Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to the New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.

Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board determined that it would monitor fees as the New Fund’s assets grow to determine whether economies of scale were being effectively shared with New Fund and its shareholders.

Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Fund. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Fund. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the New Fund and its shareholders.

31

Bitise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement and

Sub-Advisory Agreement (Unaudited) (Continued)

Approval of the Continuation of the Investment Management Agreement and Sub-Advisory Agreement Relating to the Bitwise Web3 ETF

At a regularly scheduled meeting held on September 11, 2025 (the “September Meeting”), the Board of the Trust, including the Independent

Trustees, considered the approval of a one-year continuation of both the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Trust, on behalf of the Bitwise Web3 ETF (“BWEB”), and the sub-advisory agreement (the “Sub- Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Vident Advisory, LLC (the “Sub-Adviser”) with respect to BWEB.

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by:

(i) the vote of the Board or shareholders of BWEB; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Adviser.

In addition to the written materials provided to the Board in advance of the Meeting, during the September Meeting representatives from the Adviser and Sub-Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to BWEB by the Adviser and Sub-Adviser, as well as BWEB’s fees and information with respect to BWEB’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and Sub-Adviser’s oral presentation. The Board also considered the information it received throughout the year about BWEB, the Adviser and Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser.

At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to BWEB; (ii) BWEB’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with BWEB; (iv) comparative fee and expense data for BWEB and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for BWEB reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and Sub-Adviser from the relationship with BWEB; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to BWEB separately.

Approval of the Continuation of the Investment Management Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Investment Management Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to BWEB with respect to implementing its investment program, including monitoring adherence to its investment restrictions, overseeing the activities of the service providers (including the Sub-Adviser), monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which BWEB achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding his view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to other funds. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including BWEB.

Performance. The Board considered performance information for BWEB. The Board noted the process it has established for monitoring BWEB’s performance on an ongoing basis, which includes quarterly performance reporting from the Adviser and Sub-Adviser. The Board determined that this process continues to be effective for reviewing BWEB’s performance. The Board received and reviewed information comparing the performance of BWEB to the performance of its performance benchmark, the S&P 500 Index, for one or more periods ended June 30, 2025. The Board noted that BWEB significantly outperformed its benchmark for the 3-month and 12-month period.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of BWEB’s unitary management fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the Selected Peer Group generally useful, it recognized its limitations, including potential differences in the investment strategies of BWEB relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to BWEB. The Board noted that the unitary management fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of BWEB’s unitary management fee and the

32

Bitise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement and

Sub-Advisory Agreement (Unaudited) (Continued)

differences in the BWEB’s strategy from the Selected Peer Group. The Board also reviewed a summary of all management fees charged by BAM, across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that BWEB’s unitary management fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from BWEB and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to BWEB by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm.

Economies of Scale. The Board noted that economies of scale may be realized as BWEB’s assets grew in size. The Board discussed the possibility that it may wish to consider the use of breakpoints in the Adviser’s fee in the event that BWEB’s assets grow substantially in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable under the Investment Management Agreement, are fair and reasonable with respect to BWEB. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Investment Management Agreement was in the best interests of BWEB and its shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser expected to continue to provide substantially similar investment management services to BWEB, including responsibility for the management of the securities and other assets of BWEB, subject to the supervision and oversight of the Adviser, executing placement of orders and selection of brokers or dealers for such orders, general portfolio compliance with relevant law, responsibility for daily monitoring of portfolio exposures and quarterly reporting. The Board acknowledged that the Sub-Adviser’s personnel continued to possess a depth of knowledge and experience with ETFs and in the industry in general. The Trustees acknowledged that the Sub-Adviser is an RIA and provides a comprehensive suite of portfolio management, trading, operations and capital markets services to sponsors of index and active investment strategies. The Board noted that as of August 15, 2025, the Sub-Adviser has over $17.9 billion in assets under management across the U.S. and international equity, fixed income, commodity, real estate and other strategies. The Board concluded that the Sub-Adviser continues to have sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services that it provides to the Trust continues to be satisfactory.

Performance. The Board considered performance information for BWEB. The Board noted that the Sub-Adviser was responsible for tracking the index that BWEB seeks to track and that it had been monitoring such performance on a quarterly basis since BWEB’s inception. The Board noted that the Sub-Adviser’s performance in this respect was satisfactory.

Fees and Expenses. The Trustees acknowledged that the Adviser has agreed to pay an annual sub-advisory fee to the Sub-Adviser in an amount based on BWEB’s average daily net assets. The Board noted that the Adviser is responsible for paying the entirety of the Sub-Adviser’s sub-advisory fee (from its unitary advisory fee), and that BWEB does not directly pay the Sub-Adviser. The Board also acknowledged that since the sub-advisory fee is paid by the Adviser, there were no fee comparisons to review. However, the Board did request that such comparisons be provided in future approvals. The Board acknowledged that there were no expense limitations or fee waiver arrangements in place. After further discussion, the Board concluded that since the Sub-Adviser was to be paid from the advisory fee, the proposed fees were not unreasonable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Sub-Adviser or its affiliates from the Sub-Adviser’s relationship with BWEB. They noted that the Sub-Adviser will not use soft dollars when executing portfolio transactions for BWEB.

Economies of Scale. The Board noted that economies of scale may be realized as BWEB’s assets increase. The Sub-Adviser seeks to share economies of scale it may generate with the Adviser, which it does in the form of breakpoint pricing.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable with respect to BWEB. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of BWEB and its shareholders.

33

Bitwise Funds Trust

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often Shares of the Funds traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

34

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Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment	Vident Asset Management	Securities Lending Agent &
Manager, LLC	1125 Sanctuary Parkway,	Transfer Agent
250 Montgomery Street,	Suite 515	The Bank of New York Mellon
Suite 200	Alpharetta, GA 30009	240 Greenwich Street
San Francisco, CA 94104		New York, NY 10036

Distributor	Investment Sub-Adviser	Legal Counsel
Foreside Fund Services, LLC	Exchange Traded Concept LLC	Chapman and Cutler LLP
Three Canal Plaza,Suite 100	10900 Hefner Pointe Drive,	320 South Canal Street
Portland, ME 04101	Suite 400	Chicago, IL 60606
Oklahoma City, OK 73120
Independent Registered
Public Accounting Firm	Bitwise Funds Trust
KPMG LLP	250 Montgomery Street,
375 9TH Avenue	Suite 200,
New York, NY 10001	San Francisco, CA 94104

December 31, 2025

Annual Financial Statements and Other Information

Bitwise Funds Trust

Bitwise COIN Option Income Strategy ETF (ICOI)

Bitwise CRCL Option Income Strategy ETF (ICRC)

Bitwise Ethereum Option Income Strategy ETF (IETH)

Bitwise GME Option Income Strategy ETF (IGME)

Bitwise MARA Option Income Strategy ETF (IMRA)

Bitwise MSTR Option Income Strategy ETF (IMST)

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (BITC)

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF (BTOP)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (AETH)

Bitwise Funds Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise COIN Option Income Strategy ETF

Schedule of Investments

December 31, 2025

	Number of Contracts	Notional Amount	Value
Purchased Options – 0.9%
Calls – Exchange-Traded – 0.9%
Coinbase Global, Inc.
Expiration: 1/16/26; Exercise Price: $240.00	60	$1,440,000	$24,600
Expiration: 1/16/26; Exercise Price: $250.00	1,060	26,500,000	243,270

			267,870

Total Purchased Options (Cost $1,776,656)			267,870

		Shares
Money Market Funds – 8.9%
DWS Government Money Market Series Institutional, 3.71%(a)
(Cost $2,461,503)		2,461,503	2,461,503

Total Investments – 9.8%
(Cost $4,238,159)			$2,729,373
Other Assets in Excess of Liabilities – 90.2%			25,070,324

Net Assets – 100.0%			$27,799,697

	Number of Contracts	Notional Amount

Written Options – (10.3)%

Calls – Exchange-Traded – (0.2)%

Coinbase Global, Inc.
Expiration: 1/16/26; Exercise Price: $280.00	(1,120)	$(31,360,000)	(50,400)
Puts – Exchange-Traded – (10.1)%
Coinbase Global, Inc.
Expiration: 1/16/26; Exercise Price: $240.01	(60)	(1,440,060)	(104,187)
Expiration: 1/16/26; Exercise Price: $250.01	(1,060)	(26,501,060)	(2,703,614)
			(2,807,801)
Total Written Options (Premiums Received $2,267,908)			$(2,858,201)

(a) Rate shown reflects the 7-day yield as of December 31, 2025.

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	0.9%
Money Market Funds	8.9%
Total Investments	9.8%
Other Assets in Excess of Liabilities	90.2%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	3

Bitwise CRCL Option Income Strategy ETF

Schedule of Investments

December 31, 2025

	Number of Contracts	Notional Amount	Value
Purchased Options – 7.8%
Calls – Exchange-Traded – 7.8%
Circle Internet Group, Inc.
Expiration: 1/16/26; Exercise Price: $75.00	33	$247,500	$22,275
Expiration: 1/16/26; Exercise Price: $80.00	2	16,000	790

			23,065

Total Purchased Options (Cost $27,920)			23,065

	Shares
Money Market Funds – 6.3%
DWS Government Money Market Series Institutional, 3.71%(a)
(Cost $18,686)	18,686	18,686

Total Investments – 14.1%
(Cost $46,606)		$41,751
Other Assets in Excess of Liabilities – 85.9%		253,621

Net Assets – 100.0%		$295,372

	Number of Contracts	Notional Amount
Written Options – (3.3)%

Calls – Exchange-Traded – (0.5)%

Circle Internet Group, Inc.
Expiration: 1/16/26; Exercise Price: $100.00	(35)	$(350,000)	(1,365)

Puts – Exchange-Traded – (2.8)%
Circle Internet Group, Inc.
Expiration: 1/16/26; Exercise Price: $75.01	(33)	(247,533)	(7,490)
Expiration: 1/16/26; Exercise Price: $80.01	(2)	(16,002)	(882)

			(8,372)

Total Written Options (Premiums Received $31,704)			$(9,737)

(a) Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Consolidated Financial Statements.	4

Bitwise CRCL Option Income Strategy ETF

Schedule of Investments (Continued)

December 31, 2025

Summary of Investment Type

Industry	% of Net Assets
Purchased Option	7.8%
Money Market Funds	6.3%
Total Investments	14.1%
Other Assets in Excess of Liabilities	85.9%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	5

Bitwise Ethereum Option Income Strategy ETF

Schedule of Investments

December 31, 2025

	Number of Contracts	Notional Amount	Value
Purchased Options – 4.2%
Calls – Exchange-Traded – 4.2%
ProShares Ether ETF
Expiration: 1/16/26; Exercise Price: $36.00	90	$324,000	$23,625
Expiration: 1/16/26; Exercise Price: $39.00	150	585,000	15,375

			39,000

Total Purchased Options (Cost $63,043)			39,000

	Shares
Money Market Funds – 6.1%
DWS Government Money Market Series Institutional, 3.71%(a) (Cost $57,134)	57,134	57,134

Total Investments – 10.3% (Cost $120,177)		$96,134
Other Assets in Excess of Liabilities – 89.7%		838,281

Net Assets – 100.0%		$934,415

	Number of Contracts	Notional Amount
Written Options – (7.6)%

Calls – Exchange-Traded – (1.8)%

ProShares Ether ETF
Expiration: 1/16/26; Exercise Price: $41.00	(240)	$(984,000)	(16,800)

Puts – Exchange-Traded – (5.8)%
ProShares Ether ETF
Expiration: 1/16/26; Exercise Price: $36.01	(90)	(324,090)	(11,310)
Expiration: 1/16/26; Exercise Price: $39.01	(150)	(585,150)	(42,632)

			(53,942)

Total Written Options (Premiums Received $109,253)			$(70,742)

(a)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Consolidated Financial Statements.	6

Bitwise Ethereum Option Income Strategy ETF

Schedule of Investments (Continued)

December 31, 2025

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	4.2%
Money Market Funds	6.1%
Total Investments	10.3%
Other Assets in Excess of Liabilities	89.7%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	7

Bitwise GME Option Income Strategy ETF

Schedule of Investments

December 31, 2025

	Number of Contracts	Notional Amount	Value
Purchased Option – 0.9%
Calls – Exchange-Traded – 0.9%
GameStop Corp.
Expiration: 1/16/26; Exercise Price: $22.00	1,025	$2,255,000	$18,962

Total Purchased Options (Cost $143,001)			18,962

		Shares
Money Market Funds – 2.3%
DWS Government Money Market Series Institutional, 3.71%(a) (Cost $48,060)		48,060	48,060

Total Investments – 3.2% (Cost $191,061)			$67,022
Other Assets in Excess of Liabilities – 96.8%			2,037,144

Net Assets – 100.0%			$2,104,166

	Number of Contracts	Notional Amount
Written Options – (10.3)%

Calls – Exchange-Traded – (0.4)%

GameStop Corp.
Expiration: 1/16/26; Exercise Price: $26.00	(1,025)	$(2,665,000)	(7,688)

Puts – Exchange-Traded – (9.9)%

GameStop Corp.
Expiration: 1/16/26; Exercise Price: $22.01	(1,025)	(2,256,025)	(209,592)

Total Written Options (Premiums Received $139,679)			$(217,280)

(a) Rate shown reflects the 7-day yield as of December 31, 2025.

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	0.9%
Money Market Funds	2.3%
Total Investments	3.2%
Other Assets in Excess of Liabilities	96.8%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	8

Bitwise MARA Option Income Strategy ETF

Schedule of Investments

December 31, 2025

	Number of Contracts	Notional Amount	Value
Purchased Option – 2.5%
Calls – Exchange-Traded – 2.5%
MARA Holdings, Inc.
Expiration: 1/16/26; Exercise Price: $10.00	2,550	$2,550,000	$65,025

Total Purchased Options (Cost $411,861)			65,025

	Shares
Money Market Funds – 12.7%
DWS Government Money Market Series Institutional, 3.71%(a) (Cost $331,667)	331,667	331,667

Total Investments – 15.2% (Cost $743,528)		$396,692
Other Assets in Excess of Liabilities – 84.8%		2,218,338

Net Assets – 100.0%		$2,615,030

	Number of Contracts	Notional Amount
Written Options – (12.7)%

Calls – Exchange-Traded – (0.7)%

MARA Holdings, Inc.
Expiration: 1/16/26; Exercise Price: $12.00	(2,550)	$(3,060,000)	(19,125)

Puts – Exchange-Traded – (12.0)%
MARA Holdings, Inc.
Expiration: 1/16/26; Exercise Price: $10.01	(2,550)	(2,552,550)	(314,644)

Total Written Options (Premiums Received $252,378)			$(333,769)

(a) Rate shown reflects the 7-day yield as of December 31, 2025.

Summary of Investment Type

Industry	% of Net Assets
Purchased Option	2.5%
Money Market Funds	12.7%
Total Investments	15.2%
Other Assets in Excess of Liabilities	84.8%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	9

Bitwise MSTR Option Income Strategy ETF

Schedule of Investments

December 31, 2025

	Number of Contracts	Notional Amount	Value
Purchased Option – 3.2%
Calls – Exchange-Traded – 3.2%
MicroStrategy, Inc.
Expiration: 1/16/26; Exercise Price: $160.00	1,000	$16,000,000	$542,500

Total Purchased Options (Cost $1,666,514)			542,500

		Shares
Money Market Funds – 9.7%
DWS Government Money Market Series Institutional, 3.71%(a) (Cost $1,623,566)		1,623,566	1,623,566

Total Investments – 12.9% (Cost $3,290,080)			$2,166,066
Other Assets in Excess of Liabilities – 87.1%			14,596,024

Net Assets – 100.0%			$16,762,090

	Number of Contracts	Notional Amount
Written Options – (8.3)%

Calls – Exchange-Traded – (0.5)%
MicroStrategy, Inc.
Expiration: 1/16/26; Exercise Price: $190.00	(1,000)	$(19,000,000)	(87,000)

Puts – Exchange-Traded – (7.8)%
MicroStrategy, Inc.
Expiration: 1/16/26; Exercise Price: $160.01	(1,000)	(16,001,000)	(1,308,500)

Total Written Options (Premiums Received $1,825,134)			$(1,395,500)

(a) Rate shown reflects the 7-day yield as of December 31, 2025.

Summary of Investment Type

Industry	% of Net Assets
Purchased Option	3.2%
Money Market Funds	9.7%
Total Investments	12.9%
Other Assets in Excess of Liabilities	87.1%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	10

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

December 31, 2025

	Principal	Value
U.S. Treasury Bills – 96.4%
U.S. Treasury Bill, 3.84%, 1/29/2026(a) (Cost $14,956,445)	$15,000,000	$14,960,444

	Shares
Money Market Funds – 3.5%
DWS Government Money Market Series Institutional, 3.71%(b) (Cost $536,481)	536,481	536,481

Total Investments – 99.9% (Cost $15,492,926)		$15,496,925
Other Assets in Excess of Liabilities – 0.1%		8,698

Net Assets – 100.0%		$15,505,623

(a) Represents a zero coupon bond. Rate shown reflects the effective yield.

(b) Rate shown reflects the 7-day yield as of December 31, 2025.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bill	96.4%
Money Market Funds	3.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	11

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

December 31, 2025

	Principal	Value
U.S. Treasury Bills – 97.1%
U.S. Treasury Bill, 3.81%, 1/15/2026(a) (Cost $4,892,861)	$4,900,000	$4,893,746

	Shares
Money Market Funds – 3.9%
DWS Government Money Market Series Institutional, 3.71%(b) (Cost $194,294)	194,294	194,294

Total Investments – 101.0% (Cost $5,087,155)		$5,088,040
Liabilities in Excess of Other Assets – (1.0)%		(50,226)

Net Assets – 100.0%		$5,037,814

(a) Represents a zero coupon bond. Rate shown reflects the effective yield.

(b) Rate shown reflects the 7-day yield as of December 31, 2025.

Summary of Investment Type

Industry	% of Net Assets
U.S Treasury Bills	97.1%
Money Market Funds	3.9%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	12

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

December 31, 2025

	Principal	Value
U.S. Treasury Bills – 99.3%
U.S. Treasury Bill, 3.81%, 1/15/2026(a) (Cost $8,987,084)	$9,000,000	$8,988,514

	Shares
Money Market Funds – 0.7%
DWS Government Money Market Series Institutional, 3.71%(b) (Cost $59,613)	59,613	59,613

Total Investments – 100.0% (Cost $9,046,697)		$9,048,127
Other Assets in Excess of Liabilities – 0.0%†		2,350

Net Assets – 100.0%		$9,050,477

† Less than 0.05%

(a) Represents a zero coupon bond. Rate shown reflects the effective yield.

(b) Rate shown reflects the 7-day yield as of December 31, 2025.

Summary of Investment Type

Industry	% of Net Assets
U.S Treasury Bills	99.3%
Money Market Funds	0.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	13

Bitwise Funds Trust

Statements of Assets and Liabilities

December 31, 2025

	Bitwise COIN Option Income Strategy ETF	Bitwise CRCL Option Income Strategy ETF	Bitwise Ethereum Option Income Strategy ETF	Bitwise GME Option Income Strategy ETF
Assets
Investments, at fair value	$2,729,373	$41,751	$96,134	$67,022
Cash collateral for derivative contracts	27,941,120	263,535	909,240	2,256,025
Receivables:
Interest	12,902	87	274	411

Total assets	30,683,395	305,373	1,005,648	2,323,458

Liabilities
Payables:
Written options	2,858,201	9,737	70,742	217,280
Investment advisory fees	25,460	262	489	1,992
Due to broker	37	2	2	20

Total liabilities	2,883,698	10,001	71,233	219,292

Net Assets	$27,799,697	$295,372	$934,415	$2,104,166

Net Assets Consist of
Paid-in capital	$42,708,572	$477,451	$1,053,567	$2,496,959
Distributable earnings (loss)	(14,908,875)	(182,079)	(119,152)	(392,793)

Net Assets	$27,799,697	$295,372	$934,415	$2,104,166

Number of Common Shares outstanding	1,730,004	10,004	30,004	90,004

Net Asset Value, offering and redemption price per share	$16.07	$29.53	$31.14	$23.38

Investments, at cost	$4,238,159	$46,606	$120,177	$191,061

Premiums received	$2,267,908	$31,704	$109,253	$139,679

See Notes to Consolidated Financial Statements.	14

Bitwise Funds Trust

Statements of Assets and Liabilities (Continued)

December 31, 2025

	Bitwise MARA Option Income Strategy ETF	Bitwise MSTR Option Income Strategy ETF
Assets
Investments, at fair value	$396,692	$2,166,066
Cash collateral for derivative contracts	2,552,550	16,001,000
Receivables:
Due from broker	1,217	75
Interest	1,003	6,564

Total assets	2,951,462	18,173,705

Liabilities
Payables:
Written options	333,769	1,395,500
Investment advisory fees	2,663	16,115

Total liabilities	336,432	1,411,615

Net Assets	$2,615,030	$16,762,090

Net Assets Consist of
Paid-in capital	$5,936,153	$38,377,910
Distributable earnings (loss)	(3,321,123)	(21,615,820)

Net Assets	$2,615,030	$16,762,090

Number of Common Shares outstanding	180,004	1,330,004

Net Asset Value, offering and redemption price per share	$14.53	$12.60

Investments, at cost	$743,528	$3,290,080

Premiums received	$252,378	$1,825,134

See Notes to Consolidated Financial Statements.	15

Bitwise Funds Trust

Consolidated Statements of Assets and Liabilities

December 31, 2025

	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Assets
Investments, at fair value	$15,496,925	$5,088,040	$9,048,127
Cash	8,567	4,268	7,119
Receivables:
Due from broker	9,975	—	—
Investment adviser	4,235	1,612	1,688
Interest	1,512	2,174	2,143

Total assets	15,521,214	5,096,094	9,059,077

Liabilities
Payables:
Investment advisory fees	11,356	5,202	6,912
Due to broker	4,235	1,612	1,688
Distributions payable	—	51,466	—

Total liabilities	15,591	58,280	8,600

Net Assets	$15,505,623	$5,037,814	$9,050,477

Net Assets Consist of
Paid-in capital	$21,351,387	$7,285,698	$10,809,455
Distributable earnings (loss)	(5,845,764)	(2,247,884)	(1,758,978)

Net Assets	$15,505,623	$5,037,814	$9,050,477

Number of Common Shares outstanding	425,004	175,004	250,004

Net Asset Value, offering and redemption price per share	$36.48	$28.79	$36.20

Investments, at cost	$15,492,926	$5,087,155	$9,046,697

See Notes to Consolidated Financial Statements.	16

Bitwise Funds Trust

Statements of Operations

Period ended December 31, 2025

	Bitwise COIN Option Income Strategy ETF(1)	Bitwise CRCL Option Income Strategy ETF(2)	Bitwise Ethereum Option Income Strategy ETF(2)	Bitwise GME Option Income Strategy ETF(3)
Investment Income
Interest income	$41,831	$242	$458	$1,789

Total income	41,831	242	458	1,789

Expenses
Investment advisory fees	128,867	964	1,154	11,447

Total expenses	128,867	964	1,154	11,447

Net investment income (loss)	(87,036)	(722)	(696)	(9,658)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,767,810)	(51,005)	(96,242)	(433,709)
Written options	(7,803,654)	(117,613)	(37,378)	243,991

Net realized gain (loss)	(10,571,464)	(168,618)	(133,620)	(189,718)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,508,786)	(4,855)	(24,043)	(124,039)
Written options	(590,293)	21,967	38,511	(77,601)

Net unrealized gain (loss)	(2,099,079)	17,112	14,468	(201,640)

Net realized and unrealized gain (loss)	(12,670,543)	(151,506)	(119,152)	(391,358)

Net Increase (Decrease) in Net Assets Resulting from

Operations	$(12,757,579)	$(152,228)	$(119,848)	$(401,016)

(1) For the period April 1, 2025 (commencement of operations) through December 31, 2025.

(2) For the period October 1, 2025 (commencement of operations) through December 31, 2025.

(3) For the period June 9, 2025 (commencement of operations) through December 31, 2025.

See Notes to Consolidated Financial Statements.	17

Bitwise Funds Trust

Statements of Operations (Continued)

Period ended December 31, 2025

	Bitwise MARA Option Income Strategy ETF(1)	Bitwise MSTR Option Income Strategy ETF(1)
Investment Income
Interest income	$8,647	$248,966

Total income	8,647	248,966

Expenses
Investment advisory fees	35,156	334,247

Total expenses	35,156	334,247

Net investment income (loss)	(26,509)	(85,281)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,294,831	(13,177,818)
Written options	(2,703,280)	(7,743,622)

Net realized gain (loss)	(1,408,449)	(20,921,440)

Net change in unrealized appreciation (depreciation) on:
Investments	(346,836)	(1,124,014)
Written options	(81,391)	429,634

Net unrealized gain (loss)	(428,227)	(694,380)

Net realized and unrealized gain (loss)	(1,836,676)	(21,615,820)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,863,185)	$(21,701,101)

(1) For the period April 1, 2025 (commencement of operations) through December 31, 2025.

See Notes to Consolidated Financial Statements.	18

Bitwise Funds Trust

Consolidated Statements of Operations

Year ended December 31, 2025

	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Investment Income
Dividend income	$164,737	$47,910	$85,826
Interest income	518,254	128,758	197,385

Total income	682,991	176,668	283,211

Expenses
Investment advisory fees	166,021	43,057	68,968
Broker expense	34,169	14,692	9,452
Other expenses	18,536	5,079	8,998

Total expenses	218,726	62,828	87,418

Less fees waived (see Note 5):
Waiver / Reimbursement	(52,705)	(19,771)	(18,450)

Net expenses	166,021	43,057	68,968

Net investment income (loss)	516,970	133,611	214,243

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,953	2,146	2,694
Futures	(4,499,217)	(1,778,717)	(894,049)

Net realized gain (loss)	(4,496,264)	(1,776,571)	(891,355)

Net change in unrealized appreciation (depreciation) on:
Investments	2,370	(143)	14

Net realized and unrealized gain (loss)	(4,493,894)	(1,776,714)	(891,341)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,976,924)	$(1,643,103)	$(677,098)

See Notes to Consolidated Financial Statements.	19

Bitwise Funds Trust

Statements of Changes in Net Assets

	Bitwise COIN Option Income Strategy ETF	Bitwise CRCL Option Income Strategy ETF
	For the period April 1, 2025(1) to December 31, 2025	For the period October 1, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(87,036)	$(722)
Net realized gain (loss)	(10,571,464)	(168,618)
Net change in net unrealized appreciation (depreciation)	(2,099,079)	17,112

Net increase (decrease) in net assets resulting from operations	(12,757,579)	(152,228)

Distributions to Shareholders from:
Distributable earnings	(2,151,296)	(29,851)
Return of capital	(21,246,677)	(22,749)

Total distributions	(23,397,973)	(52,600)

Fund Shares Transactions
Proceeds from Shares sold	70,568,737	500,000
Value of Shares redeemed	(6,613,688)	—

Net increase (decrease) in net assets resulting from fund Share transactions	63,955,049	500,000

Total net increase (decrease) in net assets	27,799,497	295,172

Net Assets
Beginning of period	200	200

End of period	$27,799,697	$295,372

Changes in Shares Outstanding
Shares outstanding, beginning of period	4	4
Shares sold	1,940,000	10,000
Shares redeemed	(210,000)	—

Shares outstanding, end of period	1,730,004	10,004

(1) Commencement of operations.

See Notes to Consolidated Financial Statements.	20

Bitwise Funds Trust

Statements of Changes in Net Assets (Continued)

	Bitwise Ethereum Option Income Strategy ETF	Bitwise GME Option Income Strategy ETF
	For the period October 1, 2025(1) to December 31, 2025	For the period June 9, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(696)	$(9,658)
Net realized gain (loss)	(133,620)	(189,718)
Net change in net unrealized appreciation (depreciation)	14,468	(201,640)

Net increase (decrease) in net assets resulting from operations	(119,848)	(401,016)

Distributions to Shareholders from:
Return of capital	(110,500)	(1,138,940)

Total distributions	(110,500)	(1,138,940)

Fund Shares Transactions
Proceeds from Shares sold	1,164,563	4,037,599
Value of Shares redeemed	—	(393,677)

Net increase (decrease) in net assets resulting from fund Share transactions	1,164,563	3,643,922

Total net increase (decrease) in net assets	934,215	2,103,966

Net Assets
Beginning of period	200	200

End of period	$934,415	$2,104,166

Changes in Shares Outstanding
Shares outstanding, beginning of period	4	4
Shares sold	30,000	100,000
Shares redeemed	—	(10,000)

Shares outstanding, end of period	30,004	90,004

(1) Commencement of operations.

See Notes to Consolidated Financial Statements.	21

Bitwise Funds Trust

Statements of Changes in Net Assets (Continued)

	Bitwise MARA Option Income Strategy ETF	Bitwise MSTR Option Income Strategy ETF
	For the period April 1, 2025(1) to December 31, 2025	For the period April 1, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(26,509)	$(85,281)
Net realized gain (loss)	(1,408,449)	(20,921,440)
Net change in net unrealized appreciation (depreciation)	(428,227)	(694,380)

Net increase (decrease) in net assets resulting from operations	(1,863,185)	(21,701,101)

Distributions to Shareholders from:
Distributable earnings	(1,457,938)	—
Return of capital	(1,877,280)	(32,426,907)

Total distributions	(3,335,218)	(32,426,907)

Fund Shares Transactions
Proceeds from Shares sold	16,622,321	113,836,992
Value of Shares redeemed	(8,809,088)	(42,947,094)

Net increase (decrease) in net assets resulting from fund Share transactions	7,813,233	70,889,898

Total net increase (decrease) in net assets	2,614,830	16,761,890

Net Assets
Beginning of period	200	200

End of period	$2,615,030	$16,762,090

Changes in Shares Outstanding
Shares outstanding, beginning of period	4	4
Shares sold	360,000	2,200,000
Shares redeemed	(180,000)	(870,000)

Shares outstanding, end of period	180,004	1,330,004

(1) Commencement of operations.

See Notes to Consolidated Financial Statements.	22

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets

	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF				Bitwise Trendwise BTC/ ETH and Treasuries Rotation Strategy ETF
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$516,970		$338,524		$133,611		$231,131
Net realized gain (loss)	(4,496,264)		6,089,864		(1,776,571)		2,791,190
Net change in net unrealized appreciation (depreciation)	2,370		208,487		(143)		32,364

Net increase (decrease) in net assets resulting from operations	(3,976,924)		6,636,875		(1,643,103)		3,054,685

Distributions to shareholders	(520,876	)(1)	(7,581,644	)(1)	(137,244	)(1)	(2,602,022	)(1)

Fund Shares Transactions
Proceeds from Shares sold	6,141,423		18,287,905		6,574,640		5,691,177
Value of Shares redeemed	(5,127,638)		(5,021,730)		(5,019,289)		(4,280,385)
Net increase (decrease) in net assets resulting from fund

Share transactions	1,013,785		13,266,175		1,555,351		1,410,792

Total net increase (decrease) in net assets	(3,484,015)		12,321,406		(224,996)		1,863,455

Net Assets
Beginning of year	18,989,638		6,668,232		5,262,810		3,399,355

End of year	$15,505,623		$18,989,638		$5,037,814		$5,262,810

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,004		200,004		150,004		100,004
Shares sold	150,000		325,000		200,000		125,000
Shares redeemed	(125,000)		(125,000)		(175,000)		(75,000)

Shares outstanding, end of year	425,004		400,004		175,004		150,004

(1)  All of the distributions to shareholders came from distributable earnings.

See Notes to Consolidated Financial Statements.	23

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets (Continued)

	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
	Year Ended December 31, 2025		Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$214,243		$285,800
Net realized gain (loss)	(891,355)		319,112
Net change in net unrealized appreciation (depreciation)	14		(26,064)

Net increase (decrease) in net assets resulting from operations	(677,098)		578,848

Distributions to shareholders	(217,428	)(1)	(1,228,142	)(1)

Fund Shares Transactions
Proceeds from Shares sold	3,374,898		15,941,983
Value of Shares redeemed	(1,775,097)		(9,347,147)

Net increase (decrease) in net assets resulting from fund Share transactions	1,599,801		6,594,836

Total net increase (decrease) in net assets	705,275		5,945,542

Net Assets
Beginning of year	8,345,202		2,399,660

End of year	$9,050,477		$8,345,202

Changes in Shares Outstanding
Shares outstanding, beginning of year	225,004		75,004
Shares sold	75,000		375,000
Shares redeemed	(50,000)		(225,000)

Shares outstanding, end of year	250,004		225,004

(1)  All of the distributions to shareholders came from distributable earnings.

See Notes to Consolidated Financial Statements.	24

Bitwise Funds Trust

Financial Highlights

Bitwise COIN Option Income Strategy ETF Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.14)
Net realized and unrealized gain (loss)	5.97	(c)

Total from investment operations	5.83

Less distributions from:
Net investment income	(3.66)
Return of capital	(36.10)

Total distributions	(39.76)

Net Asset Value, end of period	$16.07

Total Return (%)	(12.21	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$27.8
Ratio of expenses (%)	0.95	(e)(f)
Ratio of net investment income (loss) (%)	(0.64	)(e)(f)
Portfolio turnover rate (%)(g)	0	(d)

(a)	For the period April 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period April 3, 2025 (commencement of Fund expenses) through December 31, 2025.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	25

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise CRCL Option Income Strategy ETF Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.07)
Net realized and unrealized gain (loss)	(15.14)

Total from investment operations	(15.21)

Less distributions from:
Net investment income	(2.99)
Return of capital	(2.27)

Total distributions	(5.26)

Net Asset Value, end of period	$29.53

Total Return (%)	(30.31	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.3
Ratio of expenses (%)	0.95	(d)(e)
Ratio of net investment income (loss) (%)	(0.71	)(d)(e)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period October 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period October 2, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	26

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise Ethereum Option Income Strategy ETF Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss)	(13.13)

Total from investment operations	(13.18)

Return of capital	(5.68)

Total distributions	(5.68)

Net Asset Value, end of period	$31.14

Total Return (%)	(26.37	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.9
Ratio of expenses (%)	0.95	(d)(e)
Ratio of net investment income (loss) (%)	(0.57	)(d)(e)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period October 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized. (d) Annualized.
(e)	For the period October 2, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	27

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise GME Option Income Strategy ETF Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.15)
Net realized and unrealized gain (loss)	(10.31)

Total from investment operations	(10.46)

Return of capital	(16.16)

Total distributions	(16.16)

Net Asset Value, end of period	$23.38

Total Return (%)	(24.59	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2.1
Ratio of expenses (%)	0.95	(d)(e)
Ratio of net investment income (loss) (%)	(0.80	)(d)(e)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period June 9, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized. (d) Annualized.
(e)	For the period June 10, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	28

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise MARA Option Income Strategy ETF Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.19)
Net realized and unrealized gain (loss)	(7.97)

Total from investment operations	(8.16)

Less distributions from:	(11.94)
Net investment income	(11.94)
Return of capital	(15.37)

Total distributions	(27.31)

Net Asset Value, end of period	$14.53

Total Return (%)	(39.36	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2.6
Ratio of expenses (%)	0.95	(d)(e)
Ratio of net investment income (loss) (%)	(0.72	)(d)(e)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period April 1, 2025 (commencement of operations) through December 31, 2025.

(b) Per share amounts have been calculated using the average shares outstanding.

(c)	Not annualized.
(d)	Annualized.
(e)	For the period April 3, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	29

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise MSTR Option Income Strategy ETF Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.07)
Net realized and unrealized gain (loss)	(12.61)

Total from investment operations	(12.68)

Return of capital	(24.72)

Total distributions	(24.72)

Net Asset Value, end of period	$12.60

Total Return (%)	(48.46	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$16.8
Ratio of expenses (%)	0.95	(d)(e)
Ratio of net investment income (loss) (%)	(0.24	)(d)(e)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period April 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.

(d) Annualized.

(e)	For the period April 3, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	30

Bitwise Funds Trust

Consolidated Financial Highlights

	Years Ended December 31		Period Ended December 31, 2023(a)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF Selected Per Share Data	2025	2024
Net Asset Value, beginning of period	$47.47	$33.34	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.18	1.41	0.61
Net realized and unrealized gain (loss)	(10.94)	32.94	9.61

Total from investment operations	(9.76)	34.35	10.22

Less distributions from:
Net investment income	(1.23)	(20.22)	(1.88)

Total distributions	(1.23)	(20.22)	(1.88)

Net Asset Value, end of period	$36.48	$47.47	$33.34

Total Return (%)	(20.56)	103.06	40.56	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$16	$19	$7
Ratio of expenses before fee waiver (%)	1.12	1.38	3.36	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.65	2.79	2.82	(d)(e)
Portfolio turnover rate (%)(f)	0	0	0	(c)

(a)	For the period March 20, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized. (d) Annualized.
(e)	For the period March 21, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	31

Bitwise Funds Trust

Consolidated Financial Highlights (Continued)

	Years Ended December 31		Period Ended December 31,
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF Selected Per Share Data	2025	2024	2023(a)
Net Asset Value, beginning of period	$35.08	$33.99	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.84	1.32	0.24
Net realized and unrealized gain (loss)	(6.44)	20.59	10.74

Total from investment operations	(5.60)	21.91	10.98

Less distributions from:
Net investment income	(0.69)	(20.82)	(1.99)

Total distributions	(0.69)	(20.82)	(1.99)

Net Asset Value, end of period	$28.79	$35.08	$33.99

Total Return (%)	(16.00)	64.51	43.70	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$5	$5	$3
Ratio of expenses before fee waiver (%)	1.24	1.22	1.31	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.64	2.87	2.97	(d)(e)
Portfolio turnover rate (%)(f)	0	0	0	(c)

(a) For the period September 29, 2023 (commencement of operations) through December 31, 2023.

(b) Per share amounts have been calculated using the average shares outstanding.

(c) Not annualized.

(d) Annualized.

(e) For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.

(f) Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	32

Bitwise Funds Trust

Consolidated Financial Highlights (Continued)

	Years Ended December 31		Period Ended December 31,
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF Selected Per Share Data	2025	2024	2023(a)
Net Asset Value, beginning of period	$37.09	$31.99	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.03	1.13	0.21
Net realized and unrealized gain (loss)	(1.05)	9.43	8.92

Total from investment operations	(0.02)	10.56	9.13

Less distributions from:
Net investment income	(0.87)	(5.46)	(2.14)

Total distributions	(0.87)	(5.46)	(2.14)

Net Asset Value, end of period	$36.20	$37.09	$31.99

Total Return (%)	(0.05)	33.01	36.47	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$9	$8	$2
Ratio of expenses before fee waiver (%)	1.08	1.13	1.52	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.64	2.81	2.77	(d)(e)
Portfolio turnover rate (%)(f)	0	0	0	(c)

(a) For the period September 29, 2023 (commencement of operations) through December 31, 2023.

(b) Per share amounts have been calculated using the average shares outstanding.

(c) Not annualized.

(d) Annualized.

(e) For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.

(f) Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	33

Bitwise Funds Trust

Consolidated Notes to Financial Statements

December 31, 2025

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of December 31, 2025, the Trust consists of twelve investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Bitwise COIN Option Income Strategy ETF

Bitwise CRCL Option Income Strategy ETF

Bitwise Ethereum Option Income Strategy ETF

Bitwise GME Option Income Strategy ETF

Bitwise MARA Option Income Strategy ETF

Bitwise MSTR Option Income Strategy ETF

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Each Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Trust’s Board of Trustees (the “Board”).

Each Fund offers Shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems Shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 10,000 Shares, except Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF, Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF whose lot consist of 25,000 Shares, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Funds, and owners of Shares may acquire those Shares from the Funds or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Bitwise COIN Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise CRCL Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise Ethereum Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise GME Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise MARA Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise MSTR Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiary (each, a “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation.

34

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its proportionate share of its respective share of the applicable Subsidiary’s income. Net losses incurred by each

Subsidiary cannot offset income earned by the respective Fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Bitcoin and Ether Equal Weight Strategy Cayman Subsidiary, LLC
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	Bitwise Ethereum Strategy Cayman Subsidiary, LLC

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2025	% of Fund’s Consolidated Total Assets at December 31, 2025

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	March 20, 2023	$18,542	0.1%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	September 29, 2023	$4,268	0.1%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	September 29, 2023	$7,119	0.1%

3. Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds qualify as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Advisor (“the Valuation Committee”).

The NAV of the Funds’ Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund Shares outstanding.

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange traded options are valued at the mid between the current bid and ask prices on the exchange on which such options are traded. These securities are categorized as Level 1 in the fair value hierarchy. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued by a model-based price provided by third-party pricing providers at the official close of the trading day. In selecting the model prices, the Investment Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If the pricing vendors are not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined above). These securities are categorized as Level 2 in the fair value hierarchy.

Fixed income and debt securities are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of the fixed income securities. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation.

Fixed income and debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

35

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for each Fund based upon the three levels defined above:

Bitwise COIN Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	$267,870	$—	$—	$267,870
Money Market Funds	2,461,503	—	—	2,461,503

TOTAL	2,729,373	—	—	2,729,373

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(50,400)	(2,807,801)	—	(2,858,201)

TOTAL	(50,400)	(2,807,801)	—	(2,858,201)

Bitwise CRCL Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	23,065	—	—	23,065
Money Market Funds	18,686	—	—	18,686

TOTAL	41,751	—	—	41,751

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(1,365)	(8,372)	—	(9,737)

TOTAL	(1,365)	(8,372)	—	(9,737)

Bitwise Ethereum Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	39,000	—	—	39,000
Money Market Funds	57,134	—	—	57,134

TOTAL	96,134	—	—	96,134

36

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(16,800)	$(53,942)	$—	$(70,742)

TOTAL	(16,800)	(53,942)	—	(70,742)

Bitwise GME Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	18,962	—	—	18,962
Money Market Funds	48,060	—	—	48,060

TOTAL	67,022	—	—	67,022

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(7,688)	(209,592)	—	(217,280)

TOTAL	(7,688)	(209,592)	—	(217,280)

Bitwise MARA Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	65,025	—	—	65,025
Money Market Funds	331,667	—	—	331,667

TOTAL	396,692	—	—	396,692

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(19,125)	(314,644)	—	(333,769)

TOTAL	(19,125)	(314,644)	—	(333,769)

Bitwise MSTR Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	542,500	—	—	542,500
Money Market Funds	1,623,566	—	—	1,623,566

TOTAL	2,166,066	—	—	2,166,066

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(87,000)	(1,308,500)	—	(1,395,500)

TOTAL	(87,000)	(1,308,500)	—	(1,395,500)

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	—	14,960,444	—	14,960,444
Money Market Funds	536,481	—	—	536,481

TOTAL	536,481	14,960,444	—	15,496,925

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	—	4,893,746	—	4,893,746
Money Market Funds	194,294	—	—	194,294

TOTAL	194,294	4,893,746	—	5,088,040

See Notes to Consolidated Financial Statements.	37

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$8,988,514	$—	$8,988,514
Money Market Funds	59,613	—	—	59,613

TOTAL	59,613	8,988,514	—	9,048,127

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent its balance exceeds applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Cash Collateral for Derivative Contracts, Cash Due to, and Due from Broker

Cash due to broker represents cash balances owed to the broker resulting from transaction-related fees, or temporary cash overdrafts. Cash due from broker represents cash balances held at the broker in anticipation of transaction-related fees or temporary cash overdrafts that can occur in the Funds’ normal course of business. These amounts are generally short-term in nature and are settled within the standard settlement cycle.

Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as Cash collateral for derivative contracts. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Investment Transactions and Related Income

Investment transactions are reported on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Consolidated Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Each Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of Shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated Statement of Operations.

Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the primary underlying risk: Crypto Assets. In addition to its primary underlying risks, a Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

38

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., crypto assets, interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and a Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.

An American call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The European equivalent exhibits the same properties, though restricts the buyer by only allowing the exercise of their right to buy when the option expires. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. An American put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument, or exposure with the same return profile as the underlying instrument to meet the obligations of the options contract, subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Bitwise COIN Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$267,870	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$2,858,201

Bitwise CRCL Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$23,065	Investments, atvalue(1)	$—

Equity contracts	Written options	$—	Written options	$9,737

Bitwise Ethereum Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$39,000	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$70,742

Bitwise GME Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$18,962	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$217,280

Bitwise MARA Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$65,025	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$333,769

Bitwise MSTR Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$542,500	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$1,395,500

(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Purchase Option(a) Contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation / (Depreciation)
Bitwise COIN Option Income Strategy ETF	Equity contracts	$(2,799,161)	$(1,508,786)

			Change in
			Unrealized
		Realized Gain/	Appreciation/
Fund	Risk Type	(Loss)	(Depreciation)
Bitwise CRCL Option Income Strategy ETF	Equity contracts	$(51,005)	$(4,855)
Bitwise Ethereum Option Income Strategy ETF	Equity contracts	$(96,242)	$(24,043)
Bitwise GME Option Income Strategy ETF	Equity contracts	$(433,724)	$(124,039)
Bitwise MARA Option Income Strategy ETF	Equity contracts	$1,330,577	$(346,836)
Bitwise MSTR Option Income Strategy ETF	Equity contracts	$(13,172,318)	$(1,124,014)

(a) Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Written Option Contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise COIN Option Income Strategy ETF	Equity contracts	$(7,803,654)	$(590,293)
Bitwise CRCL Option Income Strategy ETF	Equity contracts	$(117,613)	$21,967
Bitwise Ethereum Option Income Strategy ETF	Equity contracts	$(37,378)	$38,511
Bitwise GME Option Income Strategy ETF	Equity contracts	$(243,991)	$(77,601)
Bitwise MARA Option Income Strategy ETF	Equity contracts	$(2,703,280)	$(81,391)
Bitwise MSTR Option Income Strategy ETF	Equity contracts	$(7,743,622)	$429,634

For the year ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Futures Contracts by risk type, as disclosed in the Consolidated Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Crypto Asset	$(4,499,217)	$ —
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Crypto Asset	$(1,778,717)	$—
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	Crypto Asset	$(894,049)	$—

For the period ended December 31, 2025, the average monthly notional volume of derivatives was as follows:

Fund	Future Contracts (Contract Value)	Purchased Option Contracts (Contract Value)	Written Option Contracts (Contract Value)
Bitwise COIN Option Income Strategy ETF	$—	$935,003	$(1,379,119)
Bitwise CRCL Option Income Strategy ETF	—	40,668	(39,844)
Bitwise Ethereum Option Income Strategy ETF	—	24,717	(52,489)
Bitwise GME Option Income Strategy ETF	—	97,491	(170,693)
Bitwise MARA Option Income Strategy ETF	—	546,951	(729,034)
Bitwise MSTR Option Income Strategy ETF	—	4,152,417	(5,086,325)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy	7,399,866	—	—
ETF
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy	1,798,400	—	—
ETF
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy	2,456,493	—	—
ETF

4. Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF, Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy

ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statement of Assets and

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statement of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline.

At December 31, 2025, the Funds did not hold any reverse repurchase agreements.

5. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory

Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Bitwise COIN Option Income Strategy ETF	0.95%
Bitwise CRCL Option Income Strategy ETF	0.95%
Bitwise Ethereum Option Income Strategy ETF	0.95%
Bitwise GME Option Income Strategy ETF	0.95%
Bitwise MARA Option Income Strategy ETF	0.95%
Bitwise MSTR Option Income Strategy ETF	0.95%
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	0.85%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	0.85%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	0.85%

For the Funds below, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Funds to the extent necessary to ensure that total annual Fund operating expenses do not exceed 0.85% of average daily net assets until May 1, 2027.

For the year ended December 31, 2025, the Adviser reimbursed the Funds for broker expenses and other trading expenses as follows:

Fund	Expenses
Reimbursed
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$52,705
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	19,771
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	18,450

For the year ended December 31, 2025 the Funds had a receivable from Adviser. The Adviser reimbursed the Funds on January 15, 2026 as follows:

Fund	Receivable
Reimbursed
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$4,235
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	1,612
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	1,688

For Bitwise COIN Option Income Strategy ETF, Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Funds to the extent necessary to ensure that total annual fund operating expenses (excluding brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses) do not exceed 0.95% of average daily net assets until April 2, 2027. Since inception, there have been no waivers or reimbursement from the Adviser.

This unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

Vident Asset Management (the “Sub-Adviser”) serves as the Sub-Adviser to the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

For the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF, the Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares of the Funds.

A Trustee and certain Officers of the Funds are also employees of the Adviser and receive no compensation from the Funds.

6. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in blocks of 10,000 Shares, except Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF, Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF whose lot consist of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s

Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

7. Federal Income Taxes

As of December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed			Total
	Ordinary	Capital and	Unrealized	Accumulated
	Income	Other Gains	Appreciation	Earnings
Fund	(Loss)	(Losses)	(Depreciation)	(Losses)
Bitwise COIN Option Income Strategy ETF	$—	$(12,809,796)	$(2,099,079)	$(14,908,875)
Bitwise CRCL Option Income Strategy ETF	—	(199,191)	17,112	(182,079)
Bitwise Ethereum Option Income Strategy ETF	—	(133,620)	14,468	(119,152)
Bitwise GME Option Income Strategy ETF	—	(191,153)	(201,640)	(392,793)
Bitwise MARA Option Income Strategy ETF	—	(2,892,896)	(428,227)	(3,321,123)
Bitwise MSTR Option Income Strategy ETF	—	(20,921,440)	(694,380)	(21,615,820)
Bitwise Trendwise Bitcoin Treasuries and Rotation Strategy ETF	(8,147,240)	2,297,477	3,999	(5,845,764)
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	(3,716,158)	1,467,389	885	(2,247,884)
Bitwise Trendwise Ethereum and Treasuries and Rotation Strategy ETF	(1,529,150)	(231,258)	1,430	(1,758,978)

The tax character of dividends and distributions declared for the years ended December 31, 2025 were as follows:

Fund	Ordinary Income*	Long Term Capital Gains	Return of Capital
Bitwise COIN Option Income Strategy ETF	$2,151,296	$—	$21,246,677
Bitwise CRCL Option Income Strategy ETF	29,851	—	22,749
Bitwise Ethereum Option Income Strategy ETF	—	—	110,500
Bitwise GME Option Income Strategy ETF	—	—	1,138,940
Bitwise MARA Option Income Strategy ETF	1,457,938	—	1,877,280
Bitwise MSTR Option Income Strategy ETF	—	—	32,426,907
Bitwise Trendwise Bitcoin Treasuries and Rotation Strategy ETF	520,876	—	—

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	137,244	—	—
Bitwise Trendwise Ethereum and Treasuries and Rotation Strategy ETF	217,428	—	—

The tax character of dividends and distributions declared for the years ended December 31, 2024 were as follows:

Fund	Ordinary Income*	Long Term Capital Gains
Bitwise Trendwise Bitcoin Treasuries and Rotation Strategy ETF	$7,581,644	$—
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	2,602,022	—
Bitwise Trendwise Ethereum and Treasuries and Rotation Strategy ETF	1,228,142	—

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At December 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short- Term	Long-Term	Total Amount
Bitwise COIN Option Income Strategy ETF	$—	$—	$—
Bitwise CRCL Option Income Strategy ETF	—	—	—
Bitwise Ethereum Option Income Strategy ETF	32,794	—	32,794
Bitwise GME Option Income Strategy ETF	—	—	—
Bitwise MARA Option Income Strategy ETF	—	—	—
Bitwise MSTR Option Income Strategy ETF	3,903,135	—	3,903,135
Bitwise Trendwise Bitcoin Treasuries and Rotation Strategy ETF	—	—	—
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	—	—	—
Bitwise Trendwise Ethereum and Treasuries and Rotation Strategy ETF	—	—	—

For the fiscal year ended December 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), Passive Foreign Investment Companies (“PFICs”), redemptions-in-kind, partnership investments, and accrued foreign capital gain taxes.

	Distributable
Fund	earnings (loss)	Paid-in Capital
Bitwise COIN Option Income Strategy ETF	$21,246,677	$(21,246,677)
Bitwise CRCL Option Income Strategy ETF	22,749	(22,749)
Bitwise Ethereum Option Income Strategy ETF	111,196	(111,196)
Bitwise GME Option Income Strategy ETF	1,147,163	(1,147,163)
Bitwise MARA Option Income Strategy ETF	1,877,280	(1,877,280)
Bitwise MSTR Option Income Strategy ETF	32,512,188	(32,512,188)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	—	—
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	—	—
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	—	—

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

As of December 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise COIN Option Income Strategy ETF	$4,251,563	$(2,584,847)	$472,364	$(3,057,211)
Bitwise CRCL Option Income Strategy ETF	46,606	11,924	21,967	(10,043)
Bitwise Ethereum Option Income Strategy ETF	127,461	2,460	40,059	(37,599)
Bitwise GME Option Income Strategy ETF	191,061	(232,683)	31,043	(263,726)
Bitwise MARA Option Income Strategy ETF	995,501	(742,129)	61,929	(804,058)
Bitwise MSTR Option Income Strategy ETF	3,290,080	(1,124,014)	429,634	(1,553,648)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	21,397,002	(5,900,077)	8,156	(5,908,233)
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	7,344,100	(2,256,060)	2,566	(2,258,626)
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	10,830,935	(1,782,808)	2,417	(1,785,225)

8. Related Party Transactions

Bitwise COIN Option Income Strategy ETF

On March 20, 2025, prior to the commencement of operations on April 1, 2025, Bitwise Asset Management, Inc. (“BAM”), the parent company of the Sponsor, purchased 4 Shares at a per-share price of $50.00 for $200.00 (the “Seed Shares”).

Bitwise CRCL Option Income Strategy ETF

On September 24, 2025, prior to the commencement of operations on October 1, 2025, Bitwise Asset Management, Inc. (“BAM”), the parent company of the Sponsor, purchased 4 Shares at a per-share price of $50.00 for $200.00 (the “Seed Shares”).

Bitwise Ethereum Option Income Strategy ETF

On September 24, 2025, prior to the commencement of operations on October 1, 2025, Bitwise Asset Management, Inc. (“BAM”), the parent company of the Sponsor, purchased 4 Shares at a per-share price of $50.00 for $200.00 (the “Seed Shares”).

Bitwise GME Option Income Strategy ETF

On June 5, 2025, prior to the commencement of operations on June 9, 2025, Bitwise Asset Management, Inc. (“BAM”), the parent company of the Sponsor, purchased 4 Shares at a per-share price of $50.00 for $200.00 (the “Seed Shares”).

Bitwise MARA Option Income Strategy ETF

On March 20, 2025, prior to the commencement of operations on April 1, 2025, Bitwise Asset Management, Inc. (“BAM”), the parent company of the Sponsor, purchased 4 Shares at a per-share price of $50.00 for $200.00 (the “Seed Shares”).

Bitwise MSTR Option Income Strategy ETF

On March 20, 2025, prior to the commencement of operations on April 1, 2025, Bitwise Asset Management, Inc. (“BAM”), the parent company of the Sponsor, purchased 4 Shares at a per-share price of $50.00 for $200.00 (the “Seed Shares”).

9. Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is currently evaluating the impacts of these changes on the Funds’ financial statements.

10. Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision

Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Selective members of the Executive Management Committee, Officers of the Trust and other senior personnel of the Trust’s adviser, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each individual Fund and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy for each Fund which is executed by the Funds’ portfolio managers. The

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess each Fund’s single segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Funds’ single segment, is consistent with that presented within each of the Funds’ respective financial statements. Segment assets for each Fund are reflected on the accompanying consolidated statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying consolidated statement of operations for each respective Fund.

11. Risk and Uncertainties

Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.

During the period ended December 31, 2025, the Bitwise COIN Option Income Strategy ETF, the Bitwise CRCL Option Income Strategy ETF, the Bitwise Ethereum Option Income Strategy ETF, the Bitwise GME Option Income Strategy ETF, the Bitwise MARA Option Income Strategy ETF and the Bitwise MSTR Option Income Strategy ETF entered into certain written put options that are accounted for as a market value guarantee of the associated equity securities that are held by a guaranteed party. The Funds are exposed to the risk of loss on these contracts to the extent that the fair value of the underlying securities decline in value, as this would incentivize the holder of the option to exercise the right to sell the security back to the respective Fund at the contractual exercise price which could likely exceed the value of the security. The undiscounted maximum potential amount of future payments guaranteed is limited to the number of contracts written and the associated contractual exercise price which would reflect the net amount owed in the event all underlying securities were to become worthless at the date the contract was exercised. To mitigate the risk associated with these written puts, the Funds have purchased call options on the same underlying securities which effectively limits the Funds’ net economic exposure to the difference in strike prices. Additionally, as of December 31, 2025, the Funds have segregated cash as collateral to cover its potential obligations under these contracts, further reducing counterparty credit risk and ensuring liquidity for potential settlement.

Additional information concerning the Funds’ written put options accounted for as market value guarantees as of December 31, 2025, including the undiscounted maximum potential amount of future payments guaranteed by the Funds’ written put options, is presented below:

	Written put options
	Bitwise COIN Option Income Strategy ETF	Bitwise CRCL Option Income Strategy ETF		Bitwise Ethereum Option Income Strategy ETF		Bitwise GME Option Income Strategy ETF		Bitwise MARA Option Income Strategy ETF		Bitwise MSTR Option Income StrategyETF
Fair value of option contract - asset (liability)	$(2,807,801)		$(8,372)		$(53,942)		$(209,592)		$(314,644)	$(1,308,500)
Maximum potential amount of future undiscounted payments	(27,941,120)	(263,535)		(909,240)		(2,256,025)		(2,552,550)		(16,001,000)
Cash collateral held by the Fund or by third parties	27,941,120	263,535		909,240		2,256,025		2,552,550		16,001,000
Recourse provisions with third parties[1]	27,940,000	263,500		909,000		2,255,000		2,550,000		16,000,000

1 The Funds purchased call options which are held in connection with the written puts presented above.

12. Change in Independent Registered Public Accounting Firm

On June 4, 2025, the Audit Committee of the Board of Trustees of the Bitwise Funds Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, KPMG LLP as the independent registered public accounting firm of the Bitwise Crypto Industry Innovators ETF for the fiscal year ended December 31, 2025. Prior to the Trust’s fiscal year ended December 31, 2025, the Fund’s financial statements were audited by Cohen & Company, Ltd.

The reports of Cohen & Company, Ltd. on the financial statements of the Fund as of and for the fiscal years ended March 31, 2025 and 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended March 31, 2025 and 2024: (i) there were no disagreements between the registrant and Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

December 31, 2025

procedure, which disagreements, if not resolved to the satisfaction of Cohen & Company, Ltd., would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

13. Subsequent Events

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. Management has determined that there were no material events that would require disclosure or recognition in the Funds’ consolidated financial statements.

Subsequent to December 31, 2025, the Bitwise Funds Trust (the “Trust”) filed a Post-Effective Amendment to its Registration Statement on Form N-1A with the U.S. Securities and Exchange Commission for the purpose of adding a new series to the Trust. On January 22, 2026, the Trust launched the Bitwise Proficio Currency Debasement ETF (Ticker: BPRO). The new series is an actively traded ETF that seeks to provide capital appreciation through investments in instruments that are likely to increase in value as a result of a decline in value or purchasing power of major currencies, including the U.S. dollar, a phenomenon referred to as “currency debasement.” The Fund lists and principally trades its shares on NYSE Arca, Inc.

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Bitwise Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Bitwise COIN Option Income Strategy ETF, Bitwise CRCL Option Income Strategy ETF, Bitwise Ethereum Option Income Strategy ETF, Bitwise GME Option Income Strategy ETF, Bitwise MARA Option Income Strategy ETF, Bitwise MSTR Option Income Strategy ETF, Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF, Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF, and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (the Funds), each a series of Bitwise Funds Trust (the Trust), including the schedules of investments, as of December 31, 2025, the related statements of operations and changes in net assets for the years or periods listed in the Appendix and the related notes (collectively, the financial statements), and the financial highlights for the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations and changes in their net assets and their financial highlights for the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Bitwise Funds Trust investment companies since 2022.

/s/ KPMG LLP

New York, New York

February 27, 2026

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm (Continued)

Appendix

Bitwise COIN Option Income Strategy ETF

Statement of Assets and Liabilities and Schedule of Investments as of December 31, 2025

Statement of Operations for the period April 1, 2025 (commencement of operations) through December 31, 2025

Statement of Changes in Net Assets for the period April 1, 2025 (commencement of operations) through December 31, 2025

Financial Highlights for the period April 1, 2025 (commencement of operations) through December 31, 2025

Bitwise CRCL Option Income Strategy ETF

Statement of Assets and Liabilities and Schedule of Investments as of December 31, 2025

Statement of Operations for the period October 1, 2025 (commencement of operations) through December 31, 2025

Statement of Changes in Net Assets for the period October 1, 2025 (commencement of operations) through December 31, 2025

Financial Highlights for the period October 1, 2025 (commencement of operations) through December 31, 2025

Bitwise Ethereum Option Income Strategy ETF

Statement of Assets and Liabilities and Schedule of Investments as of December 31, 2025

Statement of Operations for the period October 1, 2025 (commencement of operations) through December 31, 2025

Statement of Changes in Net Assets for the period October 1, 2025 (commencement of operations) through December 31, 2025

Financial Highlights for the period October 1, 2025 (commencement of operations) through December 31, 2025

Bitwise GME Option Income Strategy ETF

Statement of Assets and Liabilities and Schedule of Investments as of December 31, 2025

Statement of Operations for the period June 9, 2025 (commencement of operations) through December 31, 2025

Statement of Changes in Net Assets for the period June 9, 2025 (commencement of operations) through December 31, 2025

Financial Highlights for the period June 9, 2025 (commencement of operations) through December 31, 2025

Bitwise MARA Option Income Strategy ETF

Statement of Assets and Liabilities and Schedule of Investments as of December 31, 2025

Statement of Operations for the period April 1, 2025 (commencement of operations) through December 31, 2025

Statement of Changes in Net Assets for the period April 1, 2025 (commencement of operations) through December 31, 2025

Financial Highlights for the period April 1, 2025 (commencement of operations) through December 31, 2025

Bitwise MSTR Option Income Strategy ETF

Statement of Assets and Liabilities and Schedule of Investments as of December 31, 2025

Statement of Operations for the period April 1, 2025 (commencement of operations) through December 31, 2025

Statement of Changes in Net Assets for the period April 1, 2025 (commencement of operations) through December 31, 2025

Financial Highlights for the period April 1, 2025 (commencement of operations) through December 31, 2025

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Consolidated Statement of Assets and Liabilities and Consolidated Schedule of Investments as of December 31, 2025

Consolidated Statement of Operations for the year ended December 31, 2025

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm (Continued)

Consolidated Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 2025

Consolidated Financial Highlights for each of the years in the two-year period ended December 31, 2025, and for the period September 29, 2023 (commencement of operations) through December 31, 2023

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Consolidated Statement of Assets and Liabilities and Consolidated Schedule of Investments as of December 31, 2025

Consolidated Statement of Operations for the year ended December 31, 2025

Consolidated Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 2025

Consolidated Financial Highlights for each of the years in the two-year period ended December 31, 2025, and for the period March 20, 2023 (commencement of operations) through December 31, 2023

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Consolidated Statement of Assets and Liabilities and Consolidated Schedule of Investments as of December 31, 2025

Consolidated Statement of Operations for the year ended December 31, 2025

Consolidated Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 2025

Consolidated Financial Highlights for each of the years in the two-year period ended December 31, 2025, and for the period September 29, 2023 (commencement of operations) through December 31, 2023

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited)

Approval of the Initial Term of the Investment Management Agreement Relating to the Bitwise Ethereum Option Income Strategy ETF

At a regularly scheduled meeting held on June 4, 2025 (the “June Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Bitwise Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Bitwise Investment Manager, LLC (“BIM” or the “Adviser”) and the Trust, on behalf of the Bitwise Ethereum Option Income Strategy ETF (the “New Fund”).

Pursuant to Section 15 of the 1940 Act, the Investment Management Agreement must be approved with respect to the New Fund by: (i) the vote of the Board or shareholders of the New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Management Agreement.

In addition to the written materials provided to the Board in advance of the June Meeting, representatives from the Adviser provided the Board with an overview, during the June Meeting, of the New Fund’s proposed strategy, the services proposed to be provided to the New Fund by the Adviser, and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Fund, the New Fund’s proposed fees, and the operational aspects of the New Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel regarding the responsibilities of the Trustees in considering the approval of the Investment Management Agreement. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser. The Board deliberated on the approval of the Investment Management Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Investment Management Agreement was both written and oral.

At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the New Fund; (ii) the New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and its affiliates from their relationship with the Trust and the New Fund; (iv) comparative fee and expense data for the New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the overall advisory fee for the New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the New Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the New Fund, determining the assets to be purchased, retained or sold by the New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Fund, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Adviser.

Performance. The Board noted that because the New Fund had not yet commenced operations, they could not consider the New Fund’s past performance. The Board was presented with information about the New Fund’s investment strategy. The Board noted that although the Adviser had recently begun managing the Bitwise COIN Option Income Strategy ETF, Bitwise GME Option Income Strategy ETF,

51

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Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF – each of which employed strategies similar to that of the New Fund, that it had not been managing them long enough to yet derive conclusions. Nevertheless, the Board did note the Adviser’s good record of prior performance for the other registered funds for which it serves as investment adviser. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Fund under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for the New Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategies proposed.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the Selected Peer Group generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the New Fund’s proposed unitary fee and the differences in the New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory fee with respect to the New Fund, the Board also noted that the Adviser did not manage any other accounts with a similar investment strategy. The Board did review a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that the New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the New Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the New Fund had not yet commenced operations and consequently, the future size of the New Fund and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with the New Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for the New Fund. They also noted that, to the extent that the New Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Fund as their assets under management grew in size. The Board noted, however, that any economies would, to some degree, be shared with the New Fund’s shareholders through the New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the New Fund and its shareholders.

Approval of the Initial Term of the Investment Management Agreement Relating to the Bitwise CRCL Option Income Strategy ETF

At a regularly scheduled meeting held on September 11, 2025 (the “September Meeting”), the Board of the Trust, including the Independent Trustees, considered the approval of an investment management agreement (the “Investment Management Agreement”) between the Adviser and the Trust, on behalf of the Bitwise CRCL Option Income Strategy ETF (the “ICRC Fund”).

Pursuant to Section 15 of the 1940 Act, the Investment Management Agreement must be approved with respect to the ICRC Fund by: (i) the vote of the Board or shareholders of the ICRC Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting

52

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Management Agreement.

In addition to the written materials provided to the Board in advance of the September Meeting, representatives from the Adviser provided the Board with an overview, during the September Meeting, of the ICRC Fund’s proposed strategy, the services proposed to be provided to the ICRC Fund by the Adviser, and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the ICRC Fund, proposed fees, and the operational aspects of the ICRC Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Investment Management Agreement. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser. The Board deliberated on the approval of the Investment Management Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Investment Management Agreement was both written and oral.

At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the ICRC Fund; (ii) the ICRC Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and its respective affiliates from their relationship with the Trust and the ICRC Fund; (iv) comparative fee and expense data for the ICRC Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the ICRC Fund grows and whether the overall advisory fee for the ICRC Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the ICRC Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Investment Management Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Investment Management Agreement with respect to the ICRC Fund separately.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the ICRC Fund, determining the assets to be purchased, retained or sold by the ICRC Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the ICRC Fund, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the ICRC Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the ICRC Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the ICRC Fund by the Adviser.

Performance. The Board noted that because the ICRC Fund had not yet commenced operations, they could not consider the ICRC Fund’s past performance. The Board was presented with information about the ICRC Fund’s investment strategy. The Board noted that the Adviser had recently begun managing the Bitwise COIN Option Income Strategy ETF, Bitwise GME Option Income Strategy, Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF – each of which employed strategies similar to the ICRC Fund, but that it had not been managing them long enough to yet derive conclusions. Nevertheless, the Board did note the Adviser’s good record of prior performance for the other registered funds for which it serves as investment adviser. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the ICRC Fund under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for the ICRC Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategies proposed.

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Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the ICRC Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the ICRC Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the ICRC Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the ICRC Fund’s proposed unitary fee and the differences in the ICRC Fund’s strategy from the Selected Peer Group. The Board reviewed a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that the ICRC Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the ICRC Fund was a “unitary fee,” meaning the ICRC Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the ICRC Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the ICRC Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the ICRC Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the ICRC Fund had not yet commenced operations and consequently, the future size of the ICRC Fund and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with the ICRC Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for the ICRC Fund. They also noted that, to the extent that each ICRC Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the ICRC Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the ICRC Fund’s shareholders through the ICRC Fund’s unitary fee structure. In the event there were to be significant asset growth in the ICRC Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the ICRC Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the ICRC Fund and its shareholders.

Approval of the Continuation of Investment Management Agreement Relating to the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF, Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF and Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and Sub-Advisory Agreement Relating to the Bitwise Trendwise Bitcoin and Rotation Strategy ETF

Furthermore, at the September Meeting, the Board of the Trust, including the Independent Trustees, considered the approval of a one-year continuation of both the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Trust, on behalf of the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (“BITC”), Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (“AETH”) and Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF (“BTOP,” and with BITC and AETH, the “Renewing Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Vident Advisory, LLC (the “Sub-Adviser”) with respect to BITC.

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Renewing Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Adviser.

54

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

In addition to the written materials provided to the Board in advance of the Meeting, during the September Meeting representatives from the Adviser and Sub-Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to the Renewing Funds by the Adviser and Sub-Adviser, as well each Renewing Fund’s fees and information with respect to each Renewing Fund’s strategy and certain operational aspects of the Renewing Funds. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and Sub-Adviser’s oral presentation. The Board also considered the information it received throughout the year about the Renewing Funds, the Adviser and Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser.

At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Renewing Funds; (ii) each Renewing Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Renewing Funds; (iv) comparative fee and expense data for the Renewing Funds and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Renewing Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and Sub-Adviser from the relationship with the Renewing Funds; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Renewing Fund separately.

Approval of the Continuation of the Investment Management Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Investment Management Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Renewing Fund with respect to implementing its investment program, including monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Renewing Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding his view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to other funds. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Renewing Funds.

Performance. The Board considered performance information for the Renewing Funds. The Board noted the process it has established for monitoring the Renewing Funds’ performance on an ongoing basis, which includes quarterly performance reporting from the Adviser and Sub-Adviser. The Board determined that this process continues to be effective for reviewing the Renewing Funds’ performance. The Board received and reviewed information comparing the performance of each Renewing Fund to the performance of its performance benchmark, the S&P 500 Index, for one or more periods ended June 30, 2025. For BITC, the Board noted that BITC outperformed the benchmark for the 12-month time period but underperformed for the 3-month time period. For both AETH and BTOP, the Board noted that AETH and BTOP each outperformed the benchmark for the 3-month time period but underperformed for the 12-month time period. The Board did note that performance against the benchmark was not a useful metric for the Renewing Funds, as they are not designed to outperform the S&P 500 Index. Instead, each seeks to outperform bitcoin (in the case of BITC), ether (in the case of AETH) and both bitcoin and ether (in the case of BTOP). However, the Adviser noted that each such strategy had underperformed its reference asset and noted it was considering ways to revise the strategy moving forward.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each Renewing Fund’s unitary management fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the Selected Peer Group generally useful, it recognized its limitations, including potential differences in the investment strategies of the Renewing Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the Renewing Funds. The Board noted that each unitary management fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each Renewing Fund’s unitary management fee and the differences in each Renewing Fund’s strategy from the Selected Peer Group. The Board also reviewed a summary of all management fees charged by BAM, across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that each Renewing Fund’s unitary management fee appeared to be competitive and is otherwise reasonable in light of the information provided.

55

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser (for BITC), including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from BITC and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to each Renewing Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm.

Economies of Scale. The Board noted that economies of scale may be realized as each Renewing Fund’s assets under management increased. The Board discussed the possibility that it may wish to consider the use of breakpoints in the Adviser’s fee in the event that a Renewing Fund’s assets grow substantially in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable under the Investment Management Agreement, are fair and reasonable with respect to each Renewing Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Investment Management Agreement was in the best interests of each Renewing Fund and its shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with the Sun-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser expected to continue to provide substantially similar investment management services to BITC, including responsibility for the management of the securities and other assets of BITC, subject to the supervision and oversight of the Adviser, executing placement of orders and selection of brokers or dealers for such orders, general portfolio compliance with relevant law, responsibility for daily monitoring of portfolio exposures and quarterly reporting. The Board acknowledged that the Sub-Adviser’s personnel continues to possess a depth of knowledge and experience with ETFs and in the industry in general. The Trustees acknowledged that the Sub-Adviser is an RIA and provides a comprehensive suite of portfolio management, trading, operations and capital markets services to sponsors of index and active investment strategies. The Board noted that as of August 15, 2025, the Sub-Adviser has over $17.9 billion in assets under management across the U.S. and international equity, fixed income, commodity, real estate and other strategies. The Board concluded that the Sub-Adviser continues to have sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services that it provides to the Trust continues to be satisfactory.

Performance. The Board considered performance information for BITC. The Board noted that the Sub-Adviser was responsible for executing the strategy set forth by the Adviser and that it had been monitoring such performance on a quarterly basis since BITC’s inception. The Board noted that the Sub-Adviser’s performance in this respect was satisfactory.

Fees and Expenses. The Trustees acknowledged that the Adviser has agreed to pay an annual sub-advisory fee to the Sub-Adviser in an amount based on BITC’s average daily net assets. The Board noted that the Adviser is responsible for paying the entirety of the Sub-Adviser’s sub-advisory fee (from its unitary advisory fee), and that BITC does not directly pay the Sub-Adviser. The Board also acknowledged that since the sub-advisory fee is paid by the Adviser, there were no fee comparisons to review. However, the Board did request that such comparisons be provided in future approvals. The Board acknowledged that there were no expense limitations or fee waiver arrangements in place. After further discussion, the Board concluded that since the Sub-Adviser was to be paid from the advisory fee, the proposed fees were not unreasonable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Sub-Adviser or its affiliates from the Sub-Adviser’s relationship with BITC. They noted that the Sub-Adviser will not use soft dollars when executing portfolio transactions for BITC.

Economies of Scale. The Board noted that economies of scale may be realized as BITC’s assets increase. The Sub-Adviser seeks to share economies of scale it may generate with the Adviser, which it does in the form of breakpoint pricing.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable with respect to BITC. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of BITC and its shareholders.

Consideration of Continuation of Investment Management Agreements and Investment Sub-Advisory Agreements relating to the Cayman Subsidiaries

Lastly, at the September Meeting, the Board of the Trust, including a majority of the Independent Trustees, unanimously approved the continuation of each investment management agreement (the “Cayman Management Agreements”) between the Adviser and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (the Cayman subsidiary utilized by BITC), the Adviser and Bitwise Ethereum Strategy Cayman Subsidiary, LLC (the Cayman subsidiary utilized by AETH), and the Adviser and Bitwise Bitcoin and Ether Equal Weight

56

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Strategy Cayman Subsidiary, LLC (the Cayman subsidiary utilized by the BTOP). The Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC, Bitwise Ethereum Strategy Cayman Subsidiary, LLC and Bitwise Bitcoin and Ether Equal Weight Strategy Cayman Subsidiary, LLC shall each be referred to as a “Cayman Subsidiary.” Each Cayman Subsidiary was organized to engage in the business of a controlled foreign corporation that holds and trades certain securities and instruments for the benefit of BITC, AETH and BTOP, as applicable. The Board of the Trust, including a majority of the Independent Trustees, also unanimously approved the continuation of the investment sub-advisory agreement (the “Cayman Sub-Advisory Agreement”) between the Adviser, Vident Advisory, LLC (“Vident” or the “Sub-Adviser”) and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (the Cayman subsidiary utilized by BITC).

At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser (and Sub-Adviser, as applicable) to each Cayman Subsidiary; (ii) each Cayman Subsidiary’s expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser (and Sub-Adviser, as applicable) and its affiliates from their relationship with each Cayman Subsidiary; (iv) comparative fee and expense data for each Cayman Subsidiary; (v) the extent to which economies of scale would be realized as a Cayman Subsidiary grew and whether the overall advisory fee for each Cayman Subsidiary would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser (and Sub-Adviser, as applicable) from the relationship with each Cayman Subsidiary, including any fall-out benefits enjoyed by the Adviser (and Sub-Adviser, as applicable); and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Cayman Management Agreements and Cayman Sub-Advisory Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser (and Sub-Adviser, as applicable) and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser and Sub-Adviser. The Board deliberated on the approval of the Cayman Management Agreements and Cayman Sub-Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Cayman Management Agreements and Cayman Sub-Advisory Agreement was both written and oral.

Approval of the Continuation of the Cayman Management Agreements with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Cayman Management Agreements, noting that the Adviser will be providing, among other things, a continuous investment program for the Cayman Subsidiary that is critical to the investment program it runs in connection with its service as investment adviser to the funds. The Trustees noted the responsibilities that the Adviser will have as investment adviser to each Cayman Subsidiary, including the oversight of the activities and operations of the investment sub-adviser to the Cayman Subsidiary underlying BITC and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to each Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Cayman Subsidiary by the Adviser.

Performance. The Board noted that it did not evaluate the performance of each Cayman Subsidiary itself, as the performance of each Cayman Subsidiary is not the relevant inquiry as it would be when evaluating the performance of a traditional fund. Instead, the relevant inquiry was whether the Cayman Subsidiary was performing as intended as it related to the operation of the applicable Fund. The Board noted that it had received quarterly reports since each Fund’s inception regarding the operation of the Fund’s strategy (including the use of each Cayman Subsidiary) and in each such instance was satisfied that the Adviser was providing a high level of service to the Cayman Subsidiary. The Board considered the Adviser’s established track record with regard to the management of each Cayman Subsidiary, the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser continued to have the overall capability to perform its duties with respect to each Cayman Subsidiary under each Cayman Management Agreement.

Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered that the Adviser has a unitary fee arrangement with each Fund, pursuant to which the Adviser receives a management fee from each Fund and pays all Fund operating expenses, with certain exceptions, and including the sub-advisory fees (for BITC). The Board further considered that the Cayman Subsidiary is not assessed a management fee and will be included in the same fee arrangement as each Fund. The Board noted that the Cayman Subsidiary’s expenses will be paid by the Adviser pursuant to the unitary fee arrangement with each Fund.

Cost of Services to be Provided and Profitability. The Board noted that the Adviser does not receive separate compensation for managing the Cayman Subsidiaries, or any direct or indirect benefits from its relationship with the Cayman Subsidiaries.

57

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each Fund’s shareholders through the fund’s unitary fee structure. In the event there were to be significant asset growth in each Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board noted that there would be no additional fee charged with respect to the Cayman Subsidiaries and that the Adviser would bear the expenses of the Cayman Subsidiaries.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of each Cayman Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of each Cayman Management Agreement were fair and reasonable to each Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of each Cayman Management Agreement for an additional term of one year was in the best interests of each Cayman Subsidiary and each Fund.

Approval of the Continuation of the Cayman Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Cayman Sub-Advisory Agreement, noting that the Sub-Adviser will be implementing, among other things, a continuous investment program for the Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC that is critical to the investment program it runs in connection with its service as investment sub-adviser to the Fund. The Trustees noted the responsibilities that the Sub-Adviser will have as investment sub-adviser to the Cayman Subsidiary, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board also considered the Sub-Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Cayman Subsidiary by the Sub-Adviser.

Performance. As discussed during its consideration of the continuation of the Cayman Management Agreements, the Board noted that it did not evaluate the performance of the Cayman Subsidiary itself, as the performance of the Cayman Subsidiary is not the relevant inquiry as it would be when evaluating the performance of a traditional fund. Instead, the relevant inquiry was whether the Cayman Subsidiary was performing as intended as it related to the operation of the applicable. The Board noted that it had received quarterly reports since BITC’s inception regarding the operation of the Fund’s strategy (including the use of the Cayman Subsidiary) and in each such instance was satisfied that the Sub-Adviser was providing a high level of service to the Cayman Subsidiary. The Board considered the Sub-Adviser’s established track record with regard to the management of the Cayman Subsidiary, the experience of its personnel and determined that the Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser continued to have the overall capability to perform its duties with respect to the Cayman Subsidiary under the Cayman Sub-Advisory Agreement. Fees and Expenses. Regarding the costs of the services provided by the Sub-Adviser, the Board considered that the Sub-Adviser does not charge a management fee for its services and all costs are otherwise borne by the Adviser.

Cost of Services to be Provided and Profitability. The Board noted that the Sub-Adviser does not receive separate compensation for managing the Cayman Subsidiary, or any direct or indirect benefits from its relationship with the Cayman Subsidiary.

Economies of Scale. The Board noted that the Sub-Adviser might realize economies of scale in managing BITC as the Fund’s assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board noted that there would be no additional fee charged with respect to the Cayman Subsidiary.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Cayman Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent

Trustees, determined that the terms of the Cayman Sub-Advisory Agreement were fair and reasonable to the Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Cayman Sub-Advisory Agreement for an additional term of one year was in the best interests of the Cayman Subsidiary and BITC.

58

Bitwise Funds Trust

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often Shares of the Funds traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

For the year ended December 31, 2025, the Funds hereby designate the below percentages, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. Government which is generally exempt from state income tax.

Fund
Bitwise COIN Option Income Strategy ETF	0.18%
Bitwise MARA Option Income Strategy ETF	0.20%
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	75.59%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	71.92%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	68.98%

Investment Adviser Bitwise Investment Manager, LLC 250 Montgomery Street, Suite 200 San Francisco, CA 94104	Investment Sub-Adviser Vident Asset Management 1125 Sanctuary Parkway, Suite 515 Alpharetta, GA 30009	Custodian, Administrator, Securities Lending Agent & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10036

Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm KPMG LLP 375 9th Avenue New York, NY 10001	Legal Counsel Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606

Bitwise Funds Trust 250 Montgomery Street, Suite 200, San Francisco, CA 94104

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

A discussion of changes in the Funds’ accountants is included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

The Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the report to shareholders filed under Item 1 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)

During the period covered by this report, there was a change in the Registrant’s independent registered public accounting firm with respect to one of the Registrant’s series. The required letter from the former independent registered public accounting firm is filed as an exhibit to this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bitwise Funds Trust

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro, President
(principal executive officer)

Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro President
(principal executive officer)

Date: March 9, 2026

By (Signature and Title)*	/s/ James Gallo, Treasurer
James Gallo, Treasurer
(principal financial officer)

Date: March 9, 2026

*	Print the name and title of each signing officer under his or her signature.